UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04651
JOHN HANCOCK STRATEGIC SERIES
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended May 31, 2026:
  John Hancock Income Fund
  John Hancock Managed Account Shares Bond Completion Portfolio
  John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
  John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
  John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
  John Hancock Managed Account Shares Securitized Debt Portfolio

John Hancock Income Fund
Class A/JHFIX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class A/JHFIX)	$83	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class A/JHFIX) returned 5.53% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.

TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class A/JHFIX)	1.38%	0.34%	2.02%
Income Fund (Class A/JHFIX)—excluding sales charge	5.53%	1.16%	2.44%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527901

91A-A

5/26

7/26

John Hancock Income Fund

John Hancock Income Fund
Class C/JSTCX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class C/JSTCX)	$155	1.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class C/JSTCX) returned 4.80% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.

TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class C/JSTCX)	3.80%	0.45%	1.73%
Income Fund (Class C/JSTCX)—excluding sales charge	4.80%	0.45%	1.73%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527901

91A-C

5/26

7/26

John Hancock Income Fund

John Hancock Income Fund
Class I/JSTIX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class I/JSTIX)	$52	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class I/JSTIX) returned 5.85% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.

TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class I/JSTIX)	5.85%	1.49%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527901

91A-I

5/26

7/26

John Hancock Income Fund

John Hancock Income Fund
Class R2/JSNSX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R2/JSNSX)	$93	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class R2/JSNSX) returned 5.43% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.

TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R2/JSNSX)	5.43%	1.06%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527901

91A-R2

5/26

7/26

John Hancock Income Fund

John Hancock Income Fund
Class R4/JSNFX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R4/JSNFX)	$68	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class R4/JSNFX) returned 5.69% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.

TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R4/JSNFX)	5.69%	1.32%	2.60%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527901

91A-R4

5/26

7/26

John Hancock Income Fund

John Hancock Income Fund
Class R5/JSNVX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R5/JSNVX)	$47	0.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class R5/JSNVX) returned 5.91% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.

TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R5/JSNVX)	5.91%	1.52%	2.81%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527901

91A-R5

5/26

7/26

John Hancock Income Fund

John Hancock Income Fund
Class R6/JSNWX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R6/JSNWX)	$42	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class R6/JSNWX) returned 5.78% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included fluctuations in global bond yields, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East, which sparked concerns about higher energy prices and inflation.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Declining global bond yields during portions of the period contributed to higher bond prices.
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than a third of the portfolio on average, were the top performers in global bond markets during the period.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed notably to performance, led by bonds from New Zealand, the Eurozone and Indonesia.

TOP PERFORMANCE DETRACTORS
Foreign currency positioning | Long exposures to the Japanese yen, Indian rupee, and Philippine peso alongside a short exposure to the Mexican peso detracted from performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R6/JSNWX)	5.78%	1.57%	2.86%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,702,202,172
Total number of portfolio holdings	515
Total advisory fees paid (net)	$5,992,533
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.5%
Foreign government obligations	24.8%
Term loans	8.4%
U.S. Government	8.0%
Collateralized mortgage obligations – Commercial and residential	6.3%
U.S. Government Agency	5.6%
Asset-backed securities	2.4%
Preferred securities	2.3%
Convertible bonds	1.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527901

91A-R6

5/26

7/26

John Hancock Income Fund

John Hancock Managed Account Shares Bond Completion Portfolio
Bond Completion Portfolio/JHBMX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Managed Account Shares Bond Completion Portfolio (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Completion Portfolio/JHBMX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX) returned 5.97% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
U.S. Treasuries | Positions in U.S. government bonds also contributed to absolute performance of the fund.
Investment-grade corporates | This segment of the fund made a meaningful contribution, albeit less than other categories due to its smaller weighting. Amgen, Inc. and T-Mobile USA, Inc. were notable contributors at the individual security level.

TOP PERFORMANCE DETRACTORS
Certain securities detracted | Oracle Corp., whose bonds were pressured by the extent of the company’s investments in artificial intelligence, was a notable laggard. A small number of individual U.S. Treasury and Fannie Mae holdings detracted, as well.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX)	5.97%	3.96%
Bloomberg U.S. Aggregate Bond Index	5.13%	3.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,080,440
Total number of portfolio holdings	25
Total advisory fees paid (net)	$0
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
U.S. Government Agency	56.2%
U.S. Government	26.3%
Financials	7.0%
Communication services	3.1%
Health care	2.5%
Information technology	1.6%
Utilities	1.6%
Short-term investments and other	1.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527873

321A

5/26

7/26

John Hancock Managed Account Shares Bond Completion Portfolio

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investment-Grade Corporate Bond Portfolio/JMABX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment-Grade Corporate Bond Portfolio/JMABX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX) returned 7.04% for the year ended May 31, 2026. Corporate bonds delivered strong total returns in the 12-month period that ended on May 31, 2026. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Banking | Holdings in this industry group were some of the largest contributors to absolute performance, reflecting both their robust performance and large portfolio weightings. NatWest Group PLC and UBS Group AG were leading individual contributors.
Energy | The industry also performed well in the annual period, particularly after the start of the war in Iran early March. Occidental Petroleum Corp. was the largest contributor.
Electric utilities | Growing power demand from artificial intelligence (AI) provided a tailwind for the category, fueling gains for issuers such as Pacific Gas & Electric Company and American Electric Power Company, Inc.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings lost ground and had negative impacts on performance. Oracle Corp., whose bonds were pressured by the company’s investments in AI, was a notable laggard. The data center operator QTS Fayetteville and the British bank Barclays PLC were also among the individual positions that finished with losses.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX)	7.04%	2.11%	3.09%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.21%
Bloomberg U.S. Corporate Bond Index	6.09%	0.63%	2.02%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$509,493,425
Total number of portfolio holdings	317
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	34.6%
Energy	13.0%
Industrials	10.3%
Utilities	10.0%
Information technology	8.3%
Health care	6.6%
Real estate	5.3%
Communication services	5.3%
Consumer staples	2.0%
Consumer discretionary	1.8%
Materials	1.2%
Municipal bonds	0.1%
Short-term investments and other	1.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527873

317A

5/26

7/26

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Non-Investment-Grade Corporate Bond Portfolio/JMADX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Corporate Bond Portfolio/JMADX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX) returned 7.52% for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the 12-month period that ended on May 31, 2026. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Consumer cyclicals | Holdings in this industry group made the largest contribution to absolute performance, primarily as a result of the strong showing for The Michaels Companies, Inc. The Canadian auto retailer Global Auto Holdings, Ltd. was a top contributor, as well.
Energy | The industry performed well in the annual period, as the surge in oil prices that accompanied the war in Iran helped boost the earnings prospects for energy companies.
Other sectors | Positions in the communications, electric utilities, and banking sectors further contributed to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings finished with losses and had negative impacts on performance. Ambipar Lux Sarl, Saks Global Enterprises LLC, and CSN Resources SA were among the individual positions that finished with losses.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX)	7.52%	3.71%	4.18%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.21%
ICE BofA U.S. High Yield Index	7.44%	4.36%	4.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$188,719,463
Total number of portfolio holdings	201
Total advisory fees paid (net)	$0
Portfolio turnover rate	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	17.3%
Energy	16.8%
Financials	14.7%
Communication services	11.6%
Utilities	7.9%
Industrials	7.3%
Health care	6.1%
Consumer staples	5.2%
Materials	4.7%
Information technology	3.7%
Real estate	2.7%
Short-term investments and other	2.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527873

318A

5/26

7/26

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Non-Investment-Grade Municipal Bond Portfolio/JHFMX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Municipal Bond Portfolio/JHFMX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX) returned 7.29% for the year ended May 31, 2026. The broader U.S. bond market delivered positive total returns in the annual period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Municipal bonds outperformed the taxable investment-grade market, reflecting positive supply-and-demand conditions, attractive yields relative to U.S. Treasuries, and stable credit trends. High-yield municipal issues slightly underperformed the broader tax-exempt category.
TOP PERFORMANCE CONTRIBUTORS
Continuing care retirement and charter schools | The fund’s holdings in these areas made the largest contribution to absolute performance due to the combination of positive total returns and their sizable portfolio weightings.
Other notable sectors | Positions in the tax increment/financing, toll roads/bridges/tunnels, and hospitals sectors also helped results.
Strong performing individual securities | Beaver County Industrial Development Authority was a top contributor, as were bonds issued by the City of Henderson, Kentucky.

TOP PERFORMANCE DETRACTORS
Economic and industrial revenue bonds | Although a number of individual issues performed well, the fund’s holdings in this category posted losses in the aggregate. Bonds issued by Polk County, Florida and Brazoria County, Texas detracted from results, as did the Nevada Department of Business & Industry.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX)	7.29%	4.98%
Bloomberg Municipal Bond Index	6.67%	3.10%
Bloomberg High Yield Municipal Bond Index	6.21%	4.84%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$20,057,257
Total number of portfolio holdings	106
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	6.4%
Revenue bonds	89.4%
Education	19.4%
Development	19.2%
Other revenue	17.7%
Health care	16.1%
Transportation	4.6%
Airport	4.1%
Tobacco	4.0%
Housing	3.0%
Water and sewer	1.2%
Pollution	0.1%
Short-term investments and other	4.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527873

319A

5/26

7/26

John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio

John Hancock Managed Account Shares Securitized Debt Portfolio
Securitized Debt Portfolio/JMAEX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Managed Account Shares Securitized Debt Portfolio (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Securitized Debt Portfolio/JMAEX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX) returned 4.67% for the year ended May 31, 2026. Securitized assets produced strong total returns and outpaced the broader investment-grade market in the annual period. The category was helped by periods of declining U.S. Treasury yields, as well as demand for higher-yielding assets that was fueled by investors’ generally hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Asset-backed securities (ABS) | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting.
Commercial mortgage-backed securities and non-agency mortgage-backed securities | These categories also helped results. While both outpaced ABS, they made less of a contribution to the fund’s return due to their smaller allocations.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the asset-backed securities of CF Hippolyta Issuer LLC and New Economy Assets - Phase 1 Sponsor LLC—finished with losses and had negative impacts on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX)	4.67%	2.61%	2.96%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.21%
Bloomberg U.S. Securitized MBS ABS CMBS Index	6.71%	0.52%	1.15%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$319,314,556
Total number of portfolio holdings	321
Total advisory fees paid (net)	$0
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Asset-backed securities	51.0%
Collateralized mortgage obligations – Commercial and residential	42.3%
Collateralized mortgage obligations – U.S. Government Agency	5.2%
Short-term investments and other	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5527873

316A

5/26

7/26

John Hancock Managed Account Shares Securitized Debt Portfolio

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $277,566 and $276,747 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $4,600 and $4,172 for fiscal years ended May 31, 2026 and May 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $35,929 and $20,929 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $4,068 and $0 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,096,220 for the fiscal year ended May 31, 2026 and $657,061 for the fiscal year ended May 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2026 for the following funds:

  John Hancock Income Fund

  John Hancock Managed Account Shares Bond Completion Portfolio

  John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

  John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

  John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio

  John Hancock Managed Account Shares Securitized Debt Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Income Fund
Fixed income
May 31, 2026

John Hancock
Income Fund

2	Fund’s investments
27	Financial statements
31	Financial highlights
38	Notes to financial statements
50	Report of independent registered public accounting firm
51	Tax information
52	Other N-CSR Items
1	JOHN HANCOCK INCOME FUND |

Fund’s investments
AS OF 5-31-26
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 13.6%				$231,762,548
(Cost $248,930,874)
U.S. Government 8.0%				136,808,302
U.S. Treasury
Bond	2.000	02-15-50	63,331,000	36,551,388
Bond	2.375	02-15-42	2,240,000	1,625,050
Bond	2.500	02-15-45	5,970,000	4,154,514
Bond	2.750	11-15-42	5,190,000	3,922,302
Bond	3.000	02-15-49	730,000	528,280
Bond	3.000	08-15-52	6,075,000	4,269,823
Note	1.875	02-15-32	24,818,000	21,899,946
Note	2.750	08-15-32	26,020,000	23,917,056
Note	2.875	05-15-32	10,410,000	9,677,234
Note	3.500	02-15-33	7,210,000	6,887,522
Note	4.000	03-31-30	5,750,000	5,730,010
Note	4.250	08-15-35	17,865,000	17,645,177
U.S. Government Agency 5.6%				94,954,246
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	01-01-55	2,332,692	2,312,254
30 Yr Pass Thru	5.000	01-01-55	5,351,283	5,319,447
30 Yr Pass Thru	5.000	12-01-55	4,469,567	4,429,010
30 Yr Pass Thru	5.500	02-01-55	5,721,466	5,819,425
Federal National Mortgage Association
30 Yr Pass Thru	5.000	12-01-54	4,382,815	4,364,958
30 Yr Pass Thru	5.500	02-01-54	3,143,100	3,174,323
30 Yr Pass Thru	5.500	03-01-54	4,740,653	4,814,412
30 Yr Pass Thru	5.500	04-01-54	11,128,742	11,232,338
30 Yr Pass Thru	5.500	10-01-54	9,393,397	9,539,547
30 Yr Pass Thru	5.500	10-01-54	3,843,068	3,892,053
30 Yr Pass Thru	5.500	10-01-54	7,779,444	7,912,638
30 Yr Pass Thru	5.500	11-01-54	4,757,994	4,839,457
30 Yr Pass Thru	5.500	12-01-54	4,565,467	4,657,901
30 Yr Pass Thru	5.500	01-01-55	5,884,772	5,994,722
30 Yr Pass Thru	5.500	01-01-55	4,426,981	4,512,461
30 Yr Pass Thru	5.500	01-01-55	4,068,835	4,100,353
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52	1,355,670	1,276,896
30 Yr Pass Thru	4.000	10-20-52	1,621,052	1,526,857
30 Yr Pass Thru	4.000	11-20-52	1,249,859	1,177,233
30 Yr Pass Thru	4.500	08-20-52	1,280,359	1,242,930

30 Yr Pass Thru	4.500	12-20-52	2,899,800	2,815,031
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value

Foreign government obligations 24.8%					$422,784,214
(Cost $425,513,943)
Australia 4.5%					76,854,405
Airservices Australia	5.400	11-15-28	AUD	2,440,000	1,769,043
Commonwealth of Australia	1.000	12-21-30	AUD	3,020,000	1,861,029
New South Wales Treasury Corp.	1.750	03-20-34	AUD	5,180,000	2,900,687
New South Wales Treasury Corp.	4.250	02-20-36	AUD	19,820,000	12,991,443
New South Wales Treasury Corp.	4.750	09-20-35	AUD	6,570,000	4,508,935
New South Wales Treasury Corp.	4.750	02-20-37	AUD	4,200,000	2,828,660
New South Wales Treasury Corp.	5.250	02-24-38	AUD	2,655,000	1,846,205
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	3,265,000	3,770,313
Queensland Treasury Corp. (A)	3.375	03-18-36	EUR	2,680,000	3,111,454
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	5,240,000	3,518,281
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,650,000	3,980,694
Queensland Treasury Corp. (A)	5.250	08-13-38	AUD	3,930,000	2,710,543
South Australian Government Financing Authority	1.750	05-24-34	AUD	6,000,000	3,334,814
Treasury Corp. of Victoria	2.000	09-17-35	AUD	8,905,000	4,794,208
Treasury Corp. of Victoria	2.000	11-20-37	AUD	16,040,000	7,964,754
Treasury Corp. of Victoria	2.250	11-20-41	AUD	5,050,000	2,271,713
Treasury Corp. of Victoria	4.250	12-20-32	AUD	4,150,000	2,845,425
Treasury Corp. of Victoria	4.750	09-15-36	AUD	8,320,000	5,616,298
Treasury Corp. of Victoria	5.000	11-20-40	AUD	3,640,000	2,381,154
Treasury Corp. of Victoria	5.250	09-15-38	AUD	2,685,000	1,848,752
Brazil 1.0%					17,158,654
Federative Republic of Brazil	10.000	01-01-27	BRL	19,545,000	3,950,897
Federative Republic of Brazil	10.000	01-01-29	BRL	69,180,000	13,207,757
Canada 2.2%					37,292,828
CDP Financial, Inc. (A)	3.250	09-30-35	EUR	1,765,000	2,035,273
CDP Financial, Inc.	4.200	12-02-30	CAD	4,550,000	3,431,584
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	2,455,000	1,686,670
Government of Canada	0.500	12-01-30	CAD	1,885,000	1,223,565
Government of Canada	3.500	09-01-29	CAD	1,220,000	900,720
OMERS Finance Trust (A)	3.250	01-28-35	EUR	1,500,000	1,734,675
OMERS Finance Trust (A)(B)	5.500	11-15-33		4,275,000	4,529,113
Province of Alberta	3.100	06-01-50	CAD	8,500,000	4,886,984
Province of British Columbia	4.200	07-06-33		3,695,000	3,629,519
Province of Ontario	3.450	06-02-45	CAD	3,040,000	1,925,080
Province of Ontario	5.350	05-08-34	AUD	5,785,000	4,171,358
Province of Quebec	4.250	12-01-43	CAD	4,535,000	3,209,615
Province of Quebec	4.500	09-08-33		3,926,000	3,928,672
China 0.1%					2,444,324
People’s Republic of China	2.690	08-12-26	CNY	16,480,000	2,444,324
3	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Czech Republic 1.0%					$16,677,162
Czech Republic	3.500	05-30-35	CZK	189,690,000	8,313,018
Czech Republic	4.250	10-24-34	CZK	77,840,000	3,627,377
Czech Republic	4.500	11-11-32	CZK	98,620,000	4,736,767
Finland 0.1%					982,175
Kuntarahoitus OYJ (3 month NIBOR + 1.500%) (C)	5.880	01-11-27	NOK	9,000,000	982,175
Germany 1.0%					16,928,752
Federal Republic of Germany	2.200	02-15-34	EUR	11,765,000	13,141,098
Federal Republic of Germany	2.500	02-15-35	EUR	3,340,000	3,781,969
Federal Republic of Germany	2.600	08-15-35	EUR	5,000	5,685
India 0.8%					13,648,142
Republic of India	6.010	07-21-30	INR	162,100,000	1,665,235
Republic of India	6.100	07-12-31	INR	86,170,000	872,963
Republic of India	6.330	05-05-35	INR	348,220,000	3,506,753
Republic of India	6.540	01-17-32	INR	411,840,000	4,248,229
Republic of India	7.100	04-18-29	INR	169,340,000	1,802,832
Republic of India	7.170	04-17-30	INR	145,820,000	1,552,130
Indonesia 0.8%					13,223,644
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,136,352
Republic of Indonesia	3.050	03-12-51		1,340,000	858,723
Republic of Indonesia	6.375	04-15-32	IDR	73,596,000,000	4,023,687
Republic of Indonesia	6.500	07-15-30	IDR	59,784,000,000	3,303,677
Republic of Indonesia	6.500	02-15-31	IDR	43,047,000,000	2,389,626
Republic of Indonesia	6.625	05-15-33	IDR	27,340,000,000	1,511,579
Japan 2.0%					33,193,645
Government of Japan	0.005	03-20-27	JPY	1,018,550,000	6,342,264
Government of Japan	0.100	06-20-26	JPY	1,139,800,000	7,154,529
Government of Japan	0.600	12-01-26	JPY	3,142,350,000	19,696,852
Malaysia 0.7%					12,584,020
Government of Malaysia	3.237	03-15-29	MYR	16,865,000	4,252,611
Government of Malaysia	3.336	05-15-30	MYR	17,190,000	4,331,667
Government of Malaysia	4.232	06-30-31	MYR	15,290,000	3,999,742
Mexico 0.7%					12,653,753
Government of Mexico	8.000	04-15-32	MXN	228,780,000	12,653,753
New Zealand 3.7%					63,474,948
Government of New Zealand	0.250	05-15-28	NZD	7,765,000	4,364,852
Government of New Zealand	1.750	05-15-41	NZD	6,900,000	2,760,935
Government of New Zealand	2.000	05-15-32	NZD	24,295,000	12,874,311
Government of New Zealand	2.750	04-15-37	NZD	15,450,000	7,780,203
Government of New Zealand	3.500	04-14-33	NZD	14,920,000	8,519,399
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
New Zealand (continued)
Government of New Zealand	4.250	05-15-34	NZD	22,740,000	$13,506,991
Government of New Zealand	4.500	05-15-30	NZD	10,405,000	6,365,808
Government of New Zealand	4.500	05-15-35	NZD	4,605,000	2,766,233
New Zealand Local Government Funding Agency	5.000	03-08-34	AUD	6,435,000	4,536,216
Norway 1.5%					24,966,615
City of Oslo	4.370	10-23-35	NOK	30,000,000	3,182,197
Kingdom of Norway (A)	1.250	09-17-31	NOK	21,100,000	1,949,073
Kingdom of Norway (A)	2.125	05-18-32	NOK	62,380,000	5,964,700
Kingdom of Norway (A)	3.000	08-15-33	NOK	15,325,000	1,525,401
Kingdom of Norway (A)	3.500	10-06-42	NOK	6,532,000	635,564
Kingdom of Norway (A)	3.750	06-12-35	NOK	26,495,000	2,746,135
Kingdom of Norway (A)	4.125	06-03-36	NOK	64,395,000	6,835,935
Kommunalbanken AS	2.500	08-03-32	AUD	3,458,000	2,127,610
Philippines 1.4%					24,472,134
Republic of the Philippines	6.000	08-20-30	PHP	281,480,000	4,371,468
Republic of the Philippines	6.375	07-27-30	PHP	480,200,000	7,480,284
Republic of the Philippines	6.500	05-19-29	PHP	467,330,000	7,432,046
Republic of the Philippines	6.750	09-15-32	PHP	335,020,000	5,188,336
South Korea 1.3%					22,689,972
Republic of Korea	2.250	09-10-27	KRW	5,922,310,000	3,874,269
Republic of Korea	2.500	09-10-30	KRW	6,653,150,000	4,166,244
Republic of Korea	2.750	12-10-28	KRW	6,428,040,000	4,164,212
Republic of Korea	3.250	12-10-35	KRW	12,953,970,000	8,036,992
Republic of Korea	3.375	03-10-31	KRW	3,781,890,000	2,448,255
United Arab Emirates 0.1%					1,255,403
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,255,403
United Kingdom 1.9%					32,283,638
Government of the United Kingdom	3.250	01-31-33	GBP	4,085,000	5,100,426
Government of the United Kingdom	4.000	10-22-31	GBP	15,615,000	20,638,690
Government of the United Kingdom	4.250	07-31-34	GBP	3,190,000	4,169,619

Government of the United Kingdom	4.625	01-31-34	GBP	1,765,000	2,374,903
Corporate bonds 37.5%					$637,830,059
(Cost $648,172,233)
Communication services 4.4%					74,132,536
Diversified telecommunication services 0.8%
Cellnex Finance Company SA	2.000	09-15-32	EUR	1,500,000	1,584,178
NBN Company, Ltd.	3.375	11-29-32	EUR	2,965,000	3,449,276
5	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
NBN Company, Ltd.	4.375	03-15-33	EUR	2,265,000	$2,783,987
Verizon Communications, Inc. (6.200% to 5-14-36, then 5 Year CMT + 2.042%)	6.200	05-14-56		5,785,000	5,872,163
Interactive media and services 0.6%
Alphabet, Inc.	3.625	05-11-34	EUR	3,950,000	4,646,609
Alphabet, Inc.	4.625	11-13-32	GBP	2,300,000	3,050,354
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,531,881
Media 1.9%
Charter Communications Operating LLC	3.700	04-01-51		2,185,000	1,347,769
Charter Communications Operating LLC	5.125	07-01-49		7,110,000	5,470,100
Charter Communications Operating LLC	5.750	04-01-48		7,655,000	6,439,671
Charter Communications Operating LLC	6.484	10-23-45		3,220,000	2,976,394
News Corp. (A)	3.875	05-15-29		4,920,000	4,770,475
Sirius XM Radio LLC (A)	4.125	07-01-30		902,000	850,309
Sirius XM Radio LLC (A)	5.875	04-15-32		8,304,000	8,265,851
Virgin Media Secured Finance PLC	4.250	01-15-30	GBP	1,700,000	2,049,798
Wireless telecommunication services 1.1%
T-Mobile USA, Inc.	2.700	03-15-32		1,300,000	1,158,882
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		11,885,000	9,938,266
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	3,780,000	4,113,399
Vmed O2 UK Financing I PLC (A)	6.750	01-15-33		3,220,000	2,833,174
Consumer discretionary 2.7%					46,595,508
Automobiles 1.2%
Ford Motor Company	3.250	02-12-32		5,473,000	4,856,466
Ford Motor Credit Company LLC	2.900	02-16-28		1,150,000	1,111,562
Ford Motor Credit Company LLC	4.000	11-13-30		2,565,000	2,423,381
Ford Motor Credit Company LLC	4.480	07-08-31	EUR	2,475,000	2,934,152
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	2,506,000	3,386,012
Ford Motor Credit Company LLC	6.184	08-29-31	GBP	3,050,000	4,173,401
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(D)	5.700	09-30-30		931,000	931,191
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (D)	6.500	09-30-28		676,000	673,336
Hotels, restaurants and leisure 1.5%
Carnival Corp., Ltd. (A)	5.750	01-15-30	EUR	1,705,000	2,101,953
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	6

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	2,655,000	$2,437,206
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	2,155,000	2,131,567
Hyatt Hotels Corp.	5.750	03-30-32	3,230,000	3,339,008
NCL Corp., Ltd. (A)	6.750	02-01-32	3,535,000	3,503,009
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33	4,915,000	4,982,712
Travel + Leisure Company (A)	4.500	12-01-29	2,729,000	2,637,405
Travel + Leisure Company (A)	6.125	09-01-33	1,650,000	1,621,661
Yum! Brands, Inc.	4.625	01-31-32	3,490,000	3,351,486
Consumer staples 2.2%				37,281,580
Food products 2.2%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36	3,505,000	3,488,853
Darling Ingredients, Inc. (A)	6.000	06-15-30	1,900,000	1,918,438
JBS NV	3.625	01-15-32	1,495,000	1,380,302
JBS NV	5.750	04-01-33	1,936,000	1,990,731
Kraft Heinz Foods Company	4.375	06-01-46	1,274,000	1,022,846
Kraft Heinz Foods Company	6.875	01-26-39	3,480,000	3,813,621
Kraft Heinz Foods Company (A)	7.125	08-01-39	2,595,000	2,871,377
MARB BondCo PLC (A)(B)	3.950	01-29-31	5,740,000	5,120,865
Mars, Inc. (A)	5.200	03-01-35	3,640,000	3,664,505
Post Holdings, Inc. (A)	4.500	09-15-31	1,210,000	1,135,427
Post Holdings, Inc. (A)	4.625	04-15-30	1,795,000	1,746,197
Post Holdings, Inc. (A)	6.375	03-01-33	6,130,000	6,112,333
Post Holdings, Inc. (A)	6.500	03-15-36	3,040,000	3,016,085
Energy 6.3%				107,111,591
Energy equipment and services 0.2%
Helmerich & Payne, Inc.	2.900	09-29-31	3,990,000	3,594,093
Oil, gas and consumable fuels 6.1%
Aker BP ASA (A)	5.125	10-01-34	4,415,000	4,345,170
Antero Resources Corp. (A)	5.375	03-01-30	765,000	771,731
Cenovus Energy, Inc.	5.400	06-15-47	2,411,000	2,234,994
Cenovus Energy, Inc.	6.750	11-15-39	9,405,000	10,392,735
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	3,325,000	3,512,347
Continental Resources, Inc. (A)	2.875	04-01-32	4,540,000	4,009,385
Continental Resources, Inc.	4.900	06-01-44	3,694,000	3,038,642
Continental Resources, Inc. (A)	5.750	01-15-31	2,753,000	2,809,751
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	3,530,000	3,767,640
7	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		4,285,000	$4,900,656
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30		4,630,000	4,779,831
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		3,910,000	4,159,775
EQT Corp.	5.750	02-01-34		1,505,000	1,555,216
Occidental Petroleum Corp.	6.200	03-15-40		4,245,000	4,460,081
Occidental Petroleum Corp.	6.450	09-15-36		4,960,000	5,386,342
Occidental Petroleum Corp.	7.500	05-01-31		505,000	563,015
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,249,143
Ovintiv, Inc.	6.500	02-01-38		3,555,000	3,774,986
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56		2,375,000	2,387,566
QatarEnergy (A)	3.125	07-12-41		2,815,000	2,115,246
QatarEnergy (A)	3.300	07-12-51		1,405,000	947,723
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55		2,265,000	2,417,308
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(D)	7.875	09-18-30		3,925,000	4,099,217
Targa Resources Partners LP	4.000	01-15-32		930,000	886,519
The Williams Companies, Inc.	5.300	09-30-35		3,108,000	3,113,618
TransCanada PipeLines, Ltd.	6.200	10-15-37		3,154,000	3,351,171
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		4,660,000	4,800,629
TransCanada PipeLines, Ltd.	7.250	08-15-38		1,346,000	1,548,743
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		3,295,000	3,262,142
Var Energi ASA (A)	6.500	05-22-35		3,770,000	4,002,413
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(D)	9.000	09-30-29		2,910,000	2,873,763
Financials 11.2%					191,105,343
Banks 9.0%
Asian Development Bank	3.625	01-22-29	NOK	23,000,000	2,418,983
Asian Development Bank	6.200	10-06-26	INR	147,000,000	1,533,237
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Asian Infrastructure Investment Bank	7.000	03-01-29	INR	406,300,000	$4,154,746
Banco Bilbao Vizcaya Argentaria SA (7.125% to 5-8-33, then 5 Year CMT + 2.985%) (D)	7.125	05-08-33		5,525,000	5,567,979
Bank of America Corp. (1.102% to 5-24-31, then 3 month EURIBOR + 0.950%)	1.102	05-24-32	EUR	3,125,000	3,258,180
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30		6,270,000	6,480,007
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		4,150,000	4,221,430
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		2,420,000	2,539,480
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	5,580,000	4,234,308
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (B)(D)	7.625	03-15-35		4,204,000	4,427,779
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(D)	6.875	12-15-33		3,105,000	3,084,591
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (A)(D)	7.200	04-17-36		2,500,000	2,503,355
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(B)(D)	7.375	09-10-34		3,095,000	3,206,959
Canadian Imperial Bank of Commerce (7.000% to 10-28-30, then 5 Year CMT + 3.000%)	7.000	10-28-85		4,805,000	4,946,589
European Bank for Reconstruction & Development	6.300	10-26-27	INR	143,700,000	1,472,798
European Investment Bank	1.250	02-17-27	NOK	6,650,000	702,184
HSBC Holdings PLC (5.790% to 5-13-35, then Overnight SOFR + 1.880%)	5.790	05-13-36		3,980,000	4,110,070
HSBC Holdings PLC (7.000% to 3-24-36, then 5 Year CMT + 2.798%) (D)	7.000	09-24-35		4,150,000	4,234,498
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (D)	7.050	06-05-30		10,933,000	11,197,611
9	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Independent Bank Corp. (7.250% to 4-1-30, then 3 month CME Term SOFR + 3.530%) (B)	7.250	04-01-35		3,290,000	$3,460,770
Inter-American Development Bank	3.770	11-17-27	NOK	19,550,000	2,081,093
Inter-American Development Bank	7.350	10-06-30	INR	571,000,000	5,913,229
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	615,000	444,219
International Bank for Reconstruction & Development (3 month NIBOR + 0.190%) (C)	4.650	10-26-29	NOK	40,560,000	4,388,138
International Bank for Reconstruction & Development	6.500	04-17-30	INR	160,200,000	1,616,486
International Bank for Reconstruction & Development	6.850	04-24-28	INR	278,000,000	2,863,989
International Development Association	1.750	02-17-27	NOK	13,510,000	1,431,061
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)(D)	6.625	09-27-35		4,340,000	4,264,464
Nordic Investment Bank	3.125	02-16-35	NOK	18,340,000	1,788,871
Nordic Investment Bank	4.000	11-04-26	NOK	9,000,000	970,018
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	2,340,000	1,679,508
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		3,790,000	3,658,712
Royal Bank of Canada (6.500% to 5-24-33, then 5 Year CMT + 2.450%)	6.500	05-24-86		8,100,000	8,007,069
Royal Bank of Canada (6.750% to 8-24-30, then 5 Year CMT + 2.815%)	6.750	08-24-85		2,160,000	2,213,603
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%) (B)	7.500	05-02-84		1,155,000	1,198,425
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(B)(D)	8.125	11-21-29		5,175,000	5,440,219
SouthState Bank Corp. (7.000% to 6-13-30, then 3 month CME Term SOFR + 3.190%)	7.000	06-13-35		11,455,000	11,905,599
Standard Chartered PLC (7.000% to 5-14-36, then 5 Year CMT + 2.873%) (A)(B)(D)	7.000	11-14-35		3,610,000	3,652,537
The Bank of Nova Scotia (6.875% to 10-27-35, then 5 Year CMT + 2.734%)	6.875	10-27-85		6,790,000	6,857,275
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		3,265,000	$3,410,002
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		1,490,000	1,546,626
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		755,000	746,156
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	245,000	290,384
Capital markets 1.3%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,655,081
MSCI, Inc. (A)	3.625	09-01-30		2,170,000	2,057,143
MSCI, Inc. (A)	3.625	11-01-31		2,562,000	2,379,635
MSCI, Inc.	5.150	03-15-36		4,055,000	3,942,220
The Goldman Sachs Group, Inc. (3.500% to 1-23-32, then 3 month EURIBOR + 1.150%)	3.500	01-23-33	EUR	1,645,000	1,908,878
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(D)	7.125	08-10-34		9,425,000	9,586,874
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	1,800,000	1,688,400
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	1,905,844
Fidelity National Information Services, Inc.	2.000	05-21-30	EUR	2,765,000	3,049,439
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	8,808,592
Health care 1.4%					24,610,952
Health care providers and services 1.3%
Centene Corp.	2.500	03-01-31		3,445,000	3,001,110
Centene Corp.	3.000	10-15-30		6,540,000	5,893,905
Centene Corp.	3.375	02-15-30		4,575,000	4,251,379
Centene Corp.	4.625	12-15-29		1,170,000	1,139,542
HCA, Inc.	5.600	04-01-34		6,830,000	6,992,638
Rede D’Or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,273,143
Rede D’Or Finance Sarl (A)	4.950	01-17-28		776,000	768,433
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,290,802
11	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 3.0%				$50,842,830
Aerospace and defense 1.1%
The Boeing Company	5.705	05-01-40	4,070,000	4,149,330
The Boeing Company	5.805	05-01-50	1,445,000	1,430,531
TransDigm, Inc. (A)	6.250	01-31-34	1,325,000	1,356,143
TransDigm, Inc. (A)	6.750	01-31-34	2,510,000	2,572,374
TransDigm, Inc. (A)	7.125	12-01-31	8,434,000	8,759,387
Construction and engineering 0.3%
AECOM (A)	6.000	08-01-33	4,700,000	4,707,290
Ground transportation 0.1%
Uber Technologies, Inc.	4.800	09-15-34	1,515,000	1,482,592
Machinery 0.2%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	3,360,000	3,333,229
Passenger airlines 0.7%
American Airlines, Inc. (A)	5.750	04-20-29	3,300,000	3,296,337
JetBlue Airways Corp. (A)(B)	9.875	09-20-31	4,115,000	3,785,148
United Airlines, Inc. (A)	4.625	04-15-29	5,210,000	5,138,783
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55	5,005,000	5,187,837
United Rentals North America, Inc.	3.875	02-15-31	4,220,000	3,990,689
United Rentals North America, Inc.	4.000	07-15-30	1,730,000	1,653,160
Information technology 0.8%				13,699,101
IT services 0.5%
CoreWeave, Inc. (A)(B)	9.000	02-01-31	4,445,000	4,506,872
Gartner, Inc. (A)	3.750	10-01-30	5,035,000	4,633,487
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31	680,000	621,750
Dell International LLC	8.350	07-15-46	3,112,000	3,936,992
Materials 2.2%				36,955,343
Construction materials 0.5%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	7,968,000	8,113,528
Containers and packaging 0.3%
Ball Corp.	2.875	08-15-30	6,035,000	5,490,026
Metals and mining 1.4%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30	2,207,000	2,217,958
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33	6,905,000	7,091,964
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44	2,130,000	1,837,515
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	12

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		2,830,000	$3,011,001
Freeport-McMoRan, Inc.	5.450	03-15-43		9,460,000	9,193,351
Real estate 0.9%					15,029,918
Office REITs 0.1%
Boston Properties LP	5.750	01-15-35		757,000	765,287
Specialized REITs 0.8%
American Tower Corp.	3.625	05-30-32	EUR	1,835,000	2,146,754
American Tower Trust I (A)	5.490	03-15-28		3,185,000	3,213,028
SBA Communications Corp.	3.125	02-01-29		635,000	609,006
VICI Properties LP (A)	4.125	08-15-30		1,110,000	1,065,309
VICI Properties LP	5.125	11-15-31		3,055,000	3,056,309
VICI Properties LP	5.625	04-01-35		4,160,000	4,174,225
Utilities 2.4%					40,465,357
Electric utilities 1.5%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		6,425,000	6,868,756
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		600,000	624,853
EUSHI Finance, Inc. (6.250% to 4-1-31, then 5 Year CMT + 2.509%)	6.250	04-01-56		4,185,000	4,155,468
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		1,990,000	2,072,519
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		3,840,000	3,974,838
NRG Energy, Inc. (A)	6.000	01-15-36		3,520,000	3,496,494
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		3,870,000	3,961,390
Independent power and renewable electricity producers 0.2%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		3,965,000	4,043,360
Multi-utilities 0.7%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		990,000	1,017,574
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		3,635,000	3,722,825
13	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	370,000	$383,661
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	3,410,000	3,630,328

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55	2,490,000	2,513,291
Convertible bonds 1.5%				$25,753,820
(Cost $23,049,523)
Consumer discretionary 0.2%				3,325,100
Specialty retail 0.2%
Burlington Stores, Inc.	1.250	12-15-27	2,050,000	3,325,100
Utilities 1.3%				22,428,720
Electric utilities 0.8%
Duke Energy Corp. (A)	3.000	03-15-29	3,680,000	3,631,056
FirstEnergy Corp. (A)	3.875	01-15-31	3,850,000	4,229,225
The Southern Company	3.250	06-15-28	2,730,000	2,738,190
TXNM Energy, Inc.	5.750	06-01-54	2,705,000	3,657,701
Multi-utilities 0.5%
CenterPoint Energy, Inc. (A)	3.000	08-01-28	5,085,000	5,301,113

CMS Energy Corp. (A)	3.125	05-01-31	2,870,000	2,871,435
Term loans (E) 8.4%				$143,158,507
(Cost $144,159,553)
Communication services 1.1%				17,884,813
Entertainment 1.1%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%)	5.450	09-30-31	3,276,000	3,278,719
Discovery Global Holdings, Inc., 2026 USD Term Loan B (F)	TBD	06-03-33	3,585,000	3,591,166
OAK-Eagle Acquireco, Inc., USD Term Loan B (F)	TBD	03-24-33	6,495,000	6,514,745
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%)	5.636	11-21-31	4,499,958	4,500,183
Consumer discretionary 1.6%				27,501,109
Automobile components 0.1%
Clarios Global LP, 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.141	01-28-32	2,228,800	2,229,914
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.4%
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%)	5.370	04-06-28	348,000	$348,870
Aramark Services, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.750%)	5.370	06-22-30	4,187,394	4,196,816
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.334	11-08-30	4,180,000	4,197,263
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	5.490	03-15-28	3,135,627	3,142,149
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.370	09-20-30	8,981,438	8,995,449
Travel + Leisure Company, 2025 Repriced Term Loan (1 month CME Term SOFR + 2.000%)	5.620	12-14-29	2,149,273	2,143,985
Specialty retail 0.1%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.870	01-23-32	2,236,688	2,246,663
Consumer staples 0.3%				4,251,182
Food products 0.1%
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	10-28-32	1,024,000	1,026,929
Personal care products 0.2%
Opal US LLC, USD Term Loan B4 (3 month CME Term SOFR + 3.000%)	6.700	04-28-32	2,014,875	2,015,238
Prestige Brands, Inc., 2026 Term Loan B (F)	TBD	05-20-33	1,206,000	1,209,015
Energy 0.3%				4,601,243
Oil, gas and consumable fuels 0.3%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 1.750%)	5.353	02-11-30	4,601,243	4,601,243
Health care 0.7%				12,697,870
Health care equipment and supplies 0.7%
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.924	04-07-33	6,535,000	6,466,317
15	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.364	10-23-30	5,315,029	$5,315,029
Medline Borrower LP, 2026 Term Loan B (F)	TBD	05-30-33	913,100	916,524
Industrials 3.0%				50,872,187
Aerospace and defense 0.3%
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.120	02-28-31	1,817,625	1,822,242
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%)	6.120	01-19-32	1,817,325	1,821,796
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%)	5.870	03-22-30	653,404	654,835
Commercial services and supplies 0.2%
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%)	5.120	10-08-32	2,448,863	2,463,286
Construction and engineering 0.2%
AECOM, 2026 Term Loan B (1 month CME Term SOFR + 1.500%)	5.120	04-18-31	3,513,729	3,526,413
Machinery 0.1%
LSF12 Helix Parent LLC, USD Term Loan B (1 month CME Term SOFR + 3.500%)	7.120	02-10-33	1,975,000	1,961,669
Passenger airlines 1.3%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	5.925	04-20-28	2,929,593	2,915,999
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.750%)	6.425	05-28-32	3,935,093	3,934,621
American Airlines, Inc., 2026 1st Lien Term Loan B (F)	TBD	05-20-33	2,760,000	2,732,400
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	5.425	10-15-31	2,603,246	2,590,230
AS Mileage Plan IP, Ltd., 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.651	05-12-33	2,140,000	2,134,650
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.435	08-27-29	3,790,442	3,307,161
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.358	02-22-31	4,302,595	$4,301,261
Professional services 0.3%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.370	10-30-31	5,396,866	5,405,286
Trading companies and distributors 0.5%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.620	05-21-32	4,741,175	4,741,175
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%)	5.120	02-14-31	4,068,995	4,098,658
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.620	10-31-31	1,777,026	1,782,499
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.620	10-31-31	675,924	678,006
Information technology 0.3%				5,690,394
Software 0.3%
Cloud Software Group, Inc., 2025 Term Loan B (2031) (3 month CME Term SOFR + 3.250%)	6.950	03-21-31	6,063,480	5,690,394
Materials 0.7%				12,678,780
Chemicals 0.2%
Bond US Bidco 1, Inc., Term Loan B (F)	TBD	05-06-33	4,260,000	4,267,327
Containers and packaging 0.5%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.870	04-01-32	4,411,271	4,164,813
Sword Purchaser LLC, USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.620	04-11-33	4,360,000	4,246,640
Utilities 0.4%				6,980,929
Electric utilities 0.4%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	5.419	04-16-31	6,975,140	6,980,929
17	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Collateralized mortgage obligations 6.9%					$116,595,196
(Cost $117,040,393)
Commercial and residential 6.3%					106,281,276
A&D Mortgage Trust
Series 2026-NQM1, Class A1 (A)(G)	4.912	02-25-71		3,165,987	3,135,437
Series 2026-NQM2, Class A1 (A)(G)	4.811	03-25-71		3,301,523	3,270,756
Series 2026-NQM3, Class A1 (A)(G)	5.080	04-25-71		5,699,964	5,668,635
Angel Oak Mortgage Trust LLC
Series 2026-1, Class A1 (A)(G)	4.747	02-25-71		3,963,270	3,918,680
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49		393,019	383,497
BAHA Trust
Series 2024-MAR, Class B (A)(G)	6.841	12-10-41		1,065,000	1,098,582
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class A (1 month CME Term SOFR + 1.600%) (A)(C)	5.227	12-15-42		1,925,000	1,927,406
BX Commercial Mortgage Trust
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(C)	5.019	03-15-41		1,525,396	1,527,780
BX Trust
Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%) (A)(C)	5.327	12-15-44		2,600,000	2,601,625
Series 2026-CIP, Class A (1 month CME Term SOFR + 1.200%) (A)(C)	4.850	05-15-38		1,735,000	1,739,338
Century Plaza Towers Mortgage Trust
Series 2019-CPT, Class A (A)	2.865	11-13-39		3,715,000	3,442,978
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(G)	5.820	06-12-40		835,000	849,715
Cross Mortgage Trust
Series 2026-NQM1, Class A1 (A)(G)	4.699	02-25-61		3,124,786	3,094,265
Series 2026-NQM4, Class A1 (A)(G)	5.485	04-25-71		2,458,483	2,465,674
FirstMac Mortgage Funding Trust
Series 2025-3, Class A1-A (1 month BBSW + 0.950%) (C)	5.254	10-13-57	AUD	7,931,492	5,690,956
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37		7,482,166	121,161
Series 2007-4, Class ES IO	0.350	07-19-37		7,459,572	113,168
Series 2007-6, Class ES IO (A)	0.343	08-19-37		8,149,167	140,203
InTown Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	18

	Rate (%)	Maturity date		Par value^	Value
Commercial and residential (continued)
Series 2025-STAY, Class A (1 month CME Term SOFR + 1.350%) (A)(C)	4.977	03-15-42		2,960,000	$2,960,000
Life Mortgage Trust
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(C)	5.421	05-15-39		2,225,000	2,002,500
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(C)	5.720	05-15-39		1,690,000	1,453,400
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1 (A)(G)	4.734	01-26-71		2,933,088	2,900,065
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(C)	5.199	06-25-57		217,756	221,321
Series 2026-NQM3, Class A1 (A)(G)	4.833	02-25-66		4,042,926	4,005,532
Series 2026-NQM4, Class A1 (A)(G)	5.003	02-25-66		2,343,163	2,328,801
Series 2026-NQM5, Class A3 (5.682% to 4-1-30, then 6.682% thereafter) (A)	5.682	04-25-66		4,023,383	4,011,627
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(C)	4.840	02-15-42		2,000,000	1,998,750
OBX Trust
Series 2026-NQM2, Class A1 (A)(G)	4.818	12-01-65		4,544,383	4,512,453
Progress Residential Trust
Series 2025-SFR6, Class A (A)	4.000	12-17-42		6,650,000	6,389,833
Series 2026-SFR1, Class A (A)	3.850	02-17-43		1,885,000	1,792,849
Progress Trust
Series 2025-1, Class A (1 month BBSW + 0.950%) (C)	5.248	07-17-56	AUD	4,580,607	3,289,053
RESIMAC Premier Trust
Series 2025-1, Class A (1 month BBSW + 1.100%) (C)	5.395	09-12-56	AUD	4,670,485	3,362,048
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41		5,205,000	5,410,818
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-10-40		4,905,000	4,980,352
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A (1 month CME Term SOFR + 1.392%) (A)(C)	5.019	05-15-39		5,240,000	5,246,550
SLG Office Trust
Series 2026-OMA, Class D (A)(G)	5.793	04-15-41		1,450,000	1,454,828
Verus Securitization Trust
19	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Commercial and residential (continued)
Series 2026-2, Class A1 (A)(G)	4.590	02-25-71		3,142,349	$3,103,500
Westpac Securitisation Trust
Series 2026-1, Class A (1 month BBSW + 0.830%) (C)	5.136	09-19-57	AUD	5,113,612	3,667,140
U.S. Government Agency 0.6%					10,313,920
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(C)	5.612	04-25-42		1,015,876	1,018,397
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(C)	5.812	05-25-42		1,040,110	1,047,022
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(C)	6.112	03-25-52		472,113	474,155
Series 2025-DNA4, Class M1 (30 day Average SOFR + 1.100%) (A)(C)	4.712	10-25-45		1,767,899	1,766,803
Federal National Mortgage Association
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(C)	6.112	09-25-42		621,949	626,772
Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(C)	5.312	07-25-43		578,883	580,331
Series 2025-R02, Class 1A1 (30 day Average SOFR + 1.000%) (A)(C)	4.612	02-25-45		2,254,208	2,256,433

Series 2025-R04, Class 1A1 (30 day Average SOFR + 1.000%) (A)(C)	4.612	05-25-45		2,539,916	2,544,007
Asset-backed securities 2.4%					$41,100,686
(Cost $41,324,362)
Asset-backed securities 2.4%					41,100,686
AutoNation Finance Trust
Series 2025-1A, Class A4 (A)	4.760	06-10-30		805,000	808,965
Series 2026-1A, Class A4 (A)	4.180	06-11-31		3,065,000	3,043,616
Consolidated Communications LLC
Series 2025-4A, Class A2 (A)	5.522	12-20-55		3,385,000	3,407,410
Series 2026-1A, Class A2 (A)	5.079	03-20-56		1,545,000	1,522,834
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47		582,613	577,160
Series 2025-1A, Class A2II (A)	5.165	08-20-55		2,044,725	2,021,044
Series 2026-1A, Class A2II (A)	5.432	05-20-56		3,830,000	3,830,000
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (A)	5.217	07-25-55		1,410,000	1,393,954
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51		2,772,818	2,664,770
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	7,965,000	$7,888,899
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	1,885,000	1,894,987
Series 2025-4A, Class A2 (A)	5.163	12-20-55	1,505,000	1,499,228
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	1,230,133	1,250,486
Taco Bell Funding LLC
Series 2025-1A, Class A2II (A)	5.049	08-25-55	4,035,000	3,949,646
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	3,200,000	3,115,272
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,215,000	2,232,415

	Shares	Value
Preferred securities 2.3%		$38,583,364
(Cost $36,343,345)
Financials 0.5%		8,360,344
Banks 0.5%
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	162,600	4,237,356
First Horizon Corp., 6.750%	165,250	4,122,988
Industrials 0.2%		3,782,694
Aerospace and defense 0.2%
The Boeing Company, 6.000%	52,450	3,782,694
Information technology 0.5%		7,522,135
Software 0.5%
Oracle Corp., 6.500%	117,350	7,522,135
Utilities 1.1%		18,918,191
Electric utilities 1.1%
NextEra Energy, Inc., 7.375%	242,150	11,463,381
PPL Corp., 7.000%	43,945	2,105,405
The Southern Company, 7.125%	106,350	5,349,405

	Yield (%)	Shares	Value
Short-term investments 3.7%			$63,251,098
(Cost $63,259,112)
Short-term funds 3.7%			63,251,098
John Hancock Collateral Trust (H)	3.5217(I)	6,324,667	63,251,098

Total investments (Cost $1,747,793,338) 101.1%	$1,720,819,492
Other assets and liabilities, net (1.1%)	(18,617,320)
Total net assets 100.0%	$1,702,202,172

21	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $419,154,288 or 24.6% of the fund’s net assets as of 5-31-26.
(B)	All or a portion of this security is on loan as of 5-31-26.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $17,859,450.
(I)	The rate shown is the annualized seven-day yield as of 5-31-26.
The fund had the following country composition as a percentage of net assets on 5-31-26:
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	22

United States	59.1%
Canada	7.5%
Australia	5.8%
United Kingdom	5.2%
New Zealand	3.7%
Norway	2.0%
Japan	1.9%
Supranational	1.9%
Philippines	1.4%
South Korea	1.3%
Other countries	10.2%
TOTAL	100.0%
23	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	401	Short	Sep 2026	$(43,708,370)	$(44,041,078)	$(332,708)
Euro-OAT Futures	57	Short	Jun 2026	(8,110,133)	(8,032,613)	77,520
U.S. Treasury Long Bond Futures	43	Short	Sep 2026	(4,760,164)	(4,825,406)	(65,242)
						$(320,430)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	27,129,375	USD	19,298,826	ANZ	6/17/2026	$194,680	—
AUD	10,527,730	USD	7,279,399	CITI	6/17/2026	285,183	—
AUD	9,872,539	USD	7,033,394	HUS	6/17/2026	60,408	—
AUD	11,729,717	USD	8,459,542	JPM	6/17/2026	—	$(31,286)
AUD	10,732,479	USD	7,744,529	MSB	6/17/2026	—	(32,827)
AUD	9,842,842	USD	7,092,063	RBC	6/17/2026	—	(19,600)
AUD	23,071,408	USD	16,221,290	UBS	6/17/2026	356,411	—
CAD	1,597,226	USD	1,169,384	BARC	6/17/2026	—	(10,055)
EUR	31,957,109	USD	37,137,743	BARC	6/17/2026	161,854	—
EUR	726,140	USD	851,021	BNS	6/17/2026	—	(3,488)
EUR	1,789,438	USD	2,100,533	CIBC	6/17/2026	—	(11,943)
EUR	21,792,459	USD	25,425,097	CITI	6/17/2026	10,557	—
EUR	72,778,702	USD	85,530,364	HUS	6/17/2026	—	(584,748)
EUR	25,761,790	USD	30,028,888	JPM	6/17/2026	39,677	—
EUR	11,309,412	USD	13,264,809	MSB	6/17/2026	—	(64,725)
EUR	13,885,185	USD	16,287,555	RBC	6/17/2026	—	(81,088)
EUR	33,788,075	USD	39,455,550	SSB	6/17/2026	—	(18,892)
EUR	724,170	USD	846,292	TD	6/17/2026	—	(1,058)
EUR	1,904,688	USD	2,232,652	UBS	6/17/2026	—	(9,545)
GBP	996,193	USD	1,352,552	CITI	6/17/2026	—	(11,019)
GBP	506,043	USD	684,435	SSB	6/17/2026	—	(2,967)
JPY	3,546,533,104	USD	22,549,917	BARC	6/17/2026	—	(254,067)
JPY	918,617,309	USD	5,800,077	CITI	6/17/2026	—	(25,042)
JPY	1,282,746,840	USD	8,077,832	GSI	6/17/2026	—	(13,638)
MXN	67,327,149	USD	3,823,994	BARC	6/17/2026	54,487	—
MXN	5,342,456	USD	300,099	BNY	6/17/2026	7,661	—
MXN	100,952,776	USD	5,638,088	RBC	6/17/2026	177,447	—
MXN	119,647,376	USD	6,733,705	SSB	6/17/2026	158,759	—
MXN	8,542,037	USD	494,638	UBS	6/17/2026	—	(2,561)
NOK	4,178,290	USD	445,969	HUS	6/17/2026	5,802	—
NOK	166,244,546	USD	17,048,954	JPM	6/17/2026	925,998	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	24

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	3,072,887	USD	330,039	MSB	6/17/2026	$2,213	—
NOK	116,382,231	USD	12,595,480	SCB	6/17/2026	—	$(11,818)
NZD	23,382,047	USD	13,760,760	ANZ	6/17/2026	248,054	—
NZD	454,356	USD	267,376	CIBC	6/17/2026	4,841	—
NZD	12,058,010	USD	7,101,083	CITI	6/17/2026	123,195	—
NZD	22,381,011	USD	13,174,811	HUS	6/17/2026	234,256	—
NZD	11,286,193	USD	6,676,404	JPM	6/17/2026	85,458	—
NZD	12,025,430	USD	7,141,390	MSB	6/17/2026	63,369	—
NZD	11,286,193	USD	6,629,871	SCB	6/17/2026	131,991	—
NZD	598,856	USD	354,363	TD	6/17/2026	4,427	—
SGD	29,321,992	USD	23,011,718	BARC	6/17/2026	—	(13,394)
SGD	19,955,405	USD	15,639,032	SCB	6/17/2026	12,731	—
USD	7,131,852	AUD	9,965,976	ANZ	6/17/2026	—	(29,088)
USD	7,491,740	AUD	10,562,390	JPM	6/17/2026	—	(97,746)
USD	76,979,028	AUD	107,797,293	MSB	6/17/2026	—	(477,504)
USD	21,431,743	AUD	30,048,828	RBC	6/17/2026	—	(159,504)
USD	7,765,413	AUD	10,832,583	SCB	6/17/2026	—	(18,218)
USD	14,787,033	AUD	20,987,770	UBS	6/17/2026	—	(293,494)
USD	25,657,836	CAD	34,719,516	CITI	6/17/2026	457,066	—
USD	185,348,399	EUR	159,341,978	BARC	6/17/2026	—	(631,868)
USD	24,152,610	EUR	20,917,435	CITI	6/17/2026	—	(261,734)
USD	11,845,514	EUR	10,279,709	GSI	6/17/2026	—	(152,724)
USD	24,826,754	EUR	21,379,888	HUS	6/17/2026	—	(127,356)
USD	27,697,253	EUR	23,768,912	JPM	6/17/2026	—	(45,271)
USD	6,908,830	EUR	5,978,778	RBC	6/17/2026	—	(69,461)
USD	12,481,434	EUR	10,696,324	SCB	6/17/2026	—	(3,068)
USD	12,084,134	EUR	10,283,888	SSB	6/17/2026	81,018	—
USD	24,799,653	EUR	21,380,764	UBS	6/17/2026	—	(155,480)
USD	43,711,791	GBP	32,576,022	JPM	6/17/2026	—	(157,015)
USD	4,374,433	GBP	3,257,013	RBC	6/17/2026	—	(11,655)
USD	12,884,667	JPY	2,018,915,318	BARC	6/17/2026	192,433	—
USD	5,797,280	JPY	911,912,109	CITI	6/17/2026	64,398	—
USD	2,269,435	JPY	357,700,259	MSB	6/17/2026	20,695	—
USD	16,019,219	JPY	2,521,304,887	SSB	6/17/2026	168,631	—
USD	12,946,296	MXN	226,074,049	BARC	6/17/2026	—	(77,035)
USD	14,038,841	MXN	250,393,341	GSI	6/17/2026	—	(385,439)
USD	4,169,055	MXN	72,514,960	MSB	6/17/2026	—	(8,277)
USD	1,938,524	MXN	33,893,535	RBC	6/17/2026	—	(13,964)
USD	3,470,078	MXN	62,053,666	SCB	6/17/2026	—	(104,616)
USD	5,482,119	MXN	98,288,906	SSB	6/17/2026	—	(179,960)
USD	15,222,470	NOK	142,827,004	JPM	6/17/2026	—	(220,494)
USD	34,110,475	NOK	329,380,256	MSB	6/17/2026	—	(1,503,291)
25	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	5,094,173	NOK	46,984,011	SCB	6/17/2026	$14,095	—
USD	5,362,521	NZD	9,128,938	ANZ	6/17/2026	—	$(106,871)
USD	19,886,744	NZD	34,039,411	BARC	6/17/2026	—	(507,183)
USD	6,626,380	NZD	11,278,926	CITI	6/17/2026	—	(131,128)
USD	39,478,418	NZD	66,455,293	JPM	6/17/2026	—	(336,735)
USD	13,194,990	NZD	22,557,852	UBS	6/17/2026	—	(320,026)
USD	38,650,786	SGD	49,445,247	HUS	6/17/2026	—	(130,953)
						$4,347,795	$(7,920,919)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNS	The Bank of Nova Scotia
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSB	Morgan Stanley Bank N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 5-31-26, the aggregate cost of investments for federal income tax purposes was $1,748,506,969. Net unrealized depreciation aggregated to $31,581,031, of which $29,802,444 related to gross unrealized appreciation and $61,383,475 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	26

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-26

Assets
Unaffiliated investments, at value (Cost $1,684,534,226) including $17,473,597 of securities loaned	$1,657,568,394
Affiliated investments, at value (Cost $63,259,112)	63,251,098
Total investments, at value (Cost $1,747,793,338)	1,720,819,492
Unrealized appreciation on forward foreign currency contracts	4,347,795
Foreign currency, at value (Cost $4,598,401)	4,585,288
Collateral held at broker for futures contracts	1,787,000
Collateral segregated at custodian for OTC derivative contracts	3,450,000
Dividends and interest receivable	15,669,459
Receivable for fund shares sold	809,457
Receivable for investments sold	8,736,337
Receivable for securities lending income	4,348
Other assets	194,541
Total assets	1,760,403,717
Liabilities
Unrealized depreciation on forward foreign currency contracts	7,920,919
Payable for futures variation margin	43,166
Distributions payable	156,076
Payable for investments purchased	30,272,680
Payable for fund shares repurchased	1,551,726
Payable upon return of securities loaned	17,894,259
Payable to affiliates
Accounting and legal services fees	98,418
Transfer agent fees	54,434
Distribution and service fees	1,083
Trustees’ fees	2,840
Other liabilities and accrued expenses	205,944
Total liabilities	58,201,545
Net assets	$1,702,202,172
Net assets consist of
Paid-in capital	$2,038,681,242
Total distributable earnings (loss)	(336,479,070)
Net assets	$1,702,202,172
27	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($399,474,740 ÷ 67,386,396 shares)[1]	$5.93
Class C ($4,586,626 ÷ 773,574 shares)[1]	$5.93
Class I ($144,110,655 ÷ 24,347,836 shares)	$5.92
Class R2 ($4,014,838 ÷ 678,095 shares)	$5.92
Class R4 ($678,188 ÷ 114,440 shares)	$5.93
Class R5 ($4,073,555 ÷ 687,977 shares)	$5.92
Class R6 ($1,145,263,570 ÷ 193,322,735 shares)	$5.92
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	28

STATEMENT OF OPERATIONS For the year ended 5-31-26

Investment income
Interest	$87,342,619
Dividends	1,200,251
Dividends from affiliated investments	874,955
Securities lending, net	92,901
Less foreign taxes withheld	(833,622)
Total investment income	88,677,104
Expenses
Investment management fees	6,162,264
Distribution and service fees	1,317,669
Accounting and legal services fees	319,406
Transfer agent fees	684,779
Trustees’ fees	43,481
Custodian fees	334,967
State registration fees	146,951
Printing and postage	117,562
Professional fees	157,536
Other	67,501
Total expenses	9,352,116
Less expense reductions	(170,456)
Net expenses	9,181,660
Net investment income	79,495,444
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(5,870,483)
Affiliated investments	(203)
Futures contracts	793,627
Forward foreign currency contracts	(12,788,703)
(17,865,762)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	30,456,127
Affiliated investments	(6,331)
Futures contracts	(13,132)
Forward foreign currency contracts	8,552,872
38,989,536
Net realized and unrealized gain	21,123,774
Increase in net assets from operations	$100,619,218
29	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$79,495,444	$73,642,981
Net realized loss	(17,865,762)	(26,252,903)
Change in net unrealized appreciation (depreciation)	38,989,536	57,049,892
Increase in net assets resulting from operations	100,619,218	104,439,970
Distributions to shareholders
From earnings
Class A	(17,383,605)	(17,580,252)
Class C	(179,503)	(233,619)
Class I	(6,761,419)	(9,040,606)
Class R2	(179,396)	(247,612)
Class R4	(31,574)	(31,348)
Class R5	(198,400)	(207,432)
Class R6	(54,951,559)	(48,771,866)
Total distributions	(79,685,456)	(76,112,735)
From fund share transactions	(20,393,633)	(55,464,187)
Total increase (decrease)	540,129	(27,136,952)
Net assets
Beginning of year	1,701,662,043	1,728,798,995
End of year	$1,702,202,172	$1,701,662,043
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	30

Financial highlights
CLASS A SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$5.86	$5.76	$5.77	$6.01	$6.73
Net investment income[1]	0.25	0.23	0.21	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.07	0.11	(0.01)	(0.23)	(0.66)
Total from investment operations	0.32	0.34	0.20	(0.05)	(0.50)
Less distributions
From net investment income	(0.25)	(0.24)	(0.21)	(0.19)	(0.22)
Net asset value, end of period	$5.93	$5.86	$5.76	$5.77	$6.01
Total return (%)[2,3]	5.53	5.94	3.56	(0.86)	(7.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$399	$418	$441	$482	$536
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.84	0.84	0.84	0.81
Expenses including reductions	0.81	0.83	0.83	0.83	0.80
Net investment income	4.19	3.92	3.65	3.13	2.46
Portfolio turnover (%)	55	56	34	51	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
31	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$5.86	$5.76	$5.77	$6.01	$6.73
Net investment income[1]	0.21	0.19	0.17	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.07	0.11	(0.01)	(0.24)	(0.65)
Total from investment operations	0.28	0.30	0.16	(0.10)	(0.54)
Less distributions
From net investment income	(0.21)	(0.20)	(0.17)	(0.14)	(0.18)
Net asset value, end of period	$5.93	$5.86	$5.76	$5.77	$6.01
Total return (%)[2,3]	4.80	5.21	2.84	(1.55)	(8.37)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$8	$12	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.52	1.54	1.54	1.54	1.51
Expenses including reductions	1.51	1.53	1.53	1.53	1.50
Net investment income	3.49	3.21	2.94	2.41	1.75
Portfolio turnover (%)	55	56	34	51	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	32

CLASS I SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$5.85	$5.76	$5.75	$6.00	$6.72
Net investment income[1]	0.27	0.25	0.23	0.20	0.18
Net realized and unrealized gain (loss) on investments	0.07	0.10	0.01	(0.25)	(0.66)
Total from investment operations	0.34	0.35	0.24	(0.05)	(0.48)
Less distributions
From net investment income	(0.27)	(0.26)	(0.23)	(0.20)	(0.24)
Net asset value, end of period	$5.92	$5.85	$5.76	$5.75	$6.00
Total return (%)[2]	5.85	6.08	4.23	(0.74)	(7.32)
Ratios and supplemental data
Net assets, end of period (in millions)	$144	$178	$215	$415	$480
Ratios (as a percentage of average net assets):
Expenses before reductions	0.52	0.54	0.54	0.54	0.51
Expenses including reductions	0.51	0.53	0.53	0.53	0.50
Net investment income	4.49	4.21	3.92	3.42	2.75
Portfolio turnover (%)	55	56	34	51	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
33	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$5.85	$5.76	$5.76	$6.00	$6.72
Net investment income[1]	0.24	0.22	0.20	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.07	0.10	0.01	(0.23)	(0.65)
Total from investment operations	0.31	0.32	0.21	(0.06)	(0.50)
Less distributions
From net investment income	(0.24)	(0.23)	(0.21)	(0.18)	(0.22)
Net asset value, end of period	$5.92	$5.85	$5.76	$5.76	$6.00
Total return (%)[2]	5.43	5.67	3.65	(0.95)	(7.82)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$6	$8	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.92	0.92	0.92	0.91
Expenses including reductions	0.91	0.91	0.91	0.91	0.90
Net investment income	4.10	3.83	3.56	3.03	2.36
Portfolio turnover (%)	55	56	34	51	40

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	34

CLASS R4 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$5.86	$5.76	$5.76	$6.01	$6.73
Net investment income[1]	0.26	0.24	0.22	0.19	0.17
Net realized and unrealized gain (loss) on investments	0.07	0.11	—[2]	(0.25)	(0.66)
Total from investment operations	0.33	0.35	0.22	(0.06)	(0.49)
Less distributions
From net investment income	(0.26)	(0.25)	(0.22)	(0.19)	(0.23)
Net asset value, end of period	$5.93	$5.86	$5.76	$5.76	$6.01
Total return (%)[3]	5.69	6.11	3.90	(0.87)	(7.58)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.78	0.77	0.78	0.75
Expenses including reductions	0.66	0.67	0.67	0.67	0.65
Net investment income	4.34	4.09	3.82	3.24	2.56
Portfolio turnover (%)	55	56	34	51	40

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
35	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$5.85	$5.76	$5.76	$6.00	$6.72
Net investment income[1]	0.27	0.25	0.23	0.20	0.18
Net realized and unrealized gain (loss) on investments	0.07	0.10	—[2]	(0.23)	(0.66)
Total from investment operations	0.34	0.35	0.23	(0.03)	(0.48)
Less distributions
From net investment income	(0.27)	(0.26)	(0.23)	(0.21)	(0.24)
Net asset value, end of period	$5.92	$5.85	$5.76	$5.76	$6.00
Total return (%)[3]	5.91	6.14	4.11	(0.51)	(7.41)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$5	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47	0.48	0.47	0.48	0.46
Expenses including reductions	0.46	0.47	0.47	0.47	0.45
Net investment income	4.55	4.27	4.02	3.47	2.80
Portfolio turnover (%)	55	56	34	51	40

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	36

CLASS R6 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$5.86	$5.76	$5.76	$6.01	$6.73
Net investment income[1]	0.27	0.25	0.23	0.20	0.19
Net realized and unrealized gain (loss) on investments	0.06	0.11	—[2]	(0.24)	(0.66)
Total from investment operations	0.33	0.36	0.23	(0.04)	(0.47)
Less distributions
From net investment income	(0.27)	(0.26)	(0.23)	(0.21)	(0.25)
Net asset value, end of period	$5.92	$5.86	$5.76	$5.76	$6.01
Total return (%)[3]	5.78	6.38	4.16	(0.63)	(7.21)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,145	$1,089	$1,052	$908	$914
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42	0.43	0.42	0.43	0.40
Expenses including reductions	0.41	0.42	0.42	0.42	0.40
Net investment income	4.60	4.33	4.07	3.54	2.86
Portfolio turnover (%)	55	56	34	51	40

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
37	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Income Fund	38

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$231,762,548	—	$231,762,548	—
Foreign government obligations	422,784,214	—	422,784,214	—
Corporate bonds	637,830,059	—	637,830,059	—
Convertible bonds	25,753,820	—	25,753,820	—
Term loans	143,158,507	—	143,158,507	—
Collateralized mortgage obligations	116,595,196	—	116,595,196	—
Asset-backed securities	41,100,686	—	41,100,686	—
Preferred securities	38,583,364	$38,583,364	—	—
Short-term investments	63,251,098	63,251,098	—	—
Total investments in securities	$1,720,819,492	$101,834,462	$1,618,985,030	—
Derivatives:
Assets
Futures	$77,520	$77,520	—	—
Forward foreign currency contracts	4,347,795	—	$4,347,795	—
Liabilities
Futures	(397,950)	(397,950)	—	—
Forward foreign currency contracts	(7,920,919)	—	(7,920,919)	—
39	JOHN HANCOCK Income Fund |

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK Income Fund	40

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2026, the fund loaned securities valued at $17,473,597 and received $17,894,259 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
41	JOHN HANCOCK Income Fund |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2026 were $9,061.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2026, the fund has a short-term capital loss carryforward of $111,541,236 and a long-term capital loss carryforward of $199,958,313 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2026 and 2025 was as follows:
	May 31, 2026	May 31, 2025
Ordinary income	$79,685,456	$76,112,735
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2026, the components of distributable earnings on a tax basis consisted of $6,767,519 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK Income Fund	42

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the
43	JOHN HANCOCK Income Fund |

contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2026, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $16.5 million to $56.9 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended May 31, 2026, the fund used forward foreign currency contracts to manage against anticipated changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $1.0 billion to $1.6 billion, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$77,520	$(397,950)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	4,347,795	(7,920,919)
			$4,425,315	$(8,318,869)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
| JOHN HANCOCK Income Fund	44

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$793,627	—	$793,627
Currency	—	$(12,788,703)	(12,788,703)
Total	$793,627	$(12,788,703)	$(11,995,076)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(13,132)	—	$(13,132)
Currency	—	$8,552,872	8,552,872
Total	$(13,132)	$8,552,872	$8,539,740
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
45	JOHN HANCOCK Income Fund |

fund. During the year ended May 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$39,571
Class C	490
Class I	14,349
Class R2	417
Class	Expense reduction
Class R4	$70
Class R5	417
Class R6	114,417
Total	$169,731

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2026, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $725 for Class R4 shares for the year ended May 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $91,601 for the year ended May 31, 2026. Of this amount, $13,013 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $78,588 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
| JOHN HANCOCK Income Fund	46

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2026, CDSCs received by the Distributor amounted to $3,114 and $300 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,239,870	$451,331
Class C	51,212	5,589
Class I	—	163,762
Class R2	21,875	235
Class R4	2,537	39
Class R5	2,175	233
Class R6	—	63,590
Total	$1,317,669	$684,779
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2026 and 2025 were as follows:
	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,541,623	$38,979,503	6,599,117	$38,765,302
Distributions reinvested	2,732,680	16,288,943	2,783,163	16,355,788
Repurchased	(13,278,027)	(79,071,151)	(14,581,883)	(85,503,675)
Net decrease	(4,003,724)	$(23,802,705)	(5,199,603)	$(30,382,585)
47	JOHN HANCOCK Income Fund |

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class C shares
Sold	117,980	$704,628	115,352	$674,201
Distributions reinvested	29,099	173,476	39,145	230,072
Repurchased	(351,332)	(2,093,840)	(587,036)	(3,437,845)
Net decrease	(204,253)	$(1,215,736)	(432,539)	$(2,533,572)
Class I shares
Sold	3,317,560	$19,741,698	4,733,703	$27,697,956
Distributions reinvested	1,084,701	6,454,144	1,405,665	8,248,867
Repurchased	(10,470,259)	(62,029,037)	(13,164,171)	(76,949,214)
Net decrease	(6,067,998)	$(35,833,195)	(7,024,803)	$(41,002,391)
Class R2 shares
Sold	105,465	$627,295	230,773	$1,353,412
Distributions reinvested	29,905	177,952	41,872	245,705
Repurchased	(351,826)	(2,093,980)	(479,322)	(2,805,222)
Net decrease	(216,456)	$(1,288,733)	(206,677)	$(1,206,105)
Class R4 shares
Sold	8,309	$49,496	13,494	$78,940
Distributions reinvested	5,298	31,574	5,322	31,258
Repurchased	(30,111)	(180,192)	(12,222)	(71,774)
Net increase (decrease)	(16,504)	$(99,122)	6,594	$38,424
Class R5 shares
Sold	301,311	$1,794,286	174,539	$1,021,947
Distributions reinvested	33,321	198,302	35,271	207,037
Repurchased	(395,065)	(2,355,866)	(344,558)	(2,018,300)
Net decrease	(60,433)	$(363,278)	(134,748)	$(789,316)
Class R6 shares
Sold	55,771,230	$330,575,895	37,440,702	$219,373,353
Distributions reinvested	9,087,864	54,142,575	8,201,701	48,151,063
Repurchased	(57,473,839)	(342,509,334)	(42,270,881)	(247,113,058)
Net increase	7,385,255	$42,209,136	3,371,522	$20,411,358
Total net decrease	(3,184,113)	$(20,393,633)	(9,620,254)	$(55,464,187)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $904,845,360 and $972,121,610, respectively, for the year ended May 31, 2026. Purchases and sales of U.S. Treasury obligations aggregated $46,426,918 and $36,467,057, respectively, for the year ended May 31, 2026.
| JOHN HANCOCK Income Fund	48

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	6,324,667	$21,530,611	$614,169,962	$(572,442,941)	$(203)	$(6,331)	$967,856	—	$63,251,098

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
49	JOHN HANCOCK Income Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Strategic Series and Shareholders of John Hancock Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Income Fund (one of the funds constituting John Hancock Strategic Series, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 9, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK INCOME FUND	50

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
51	JOHN HANCOCK INCOME FUND |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, statement regarding basis for approval of investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
|	52

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5527901	91A 5/26
7/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Managed Account Shares
Fixed income
May 31, 2026

John Hancock
Managed Account Shares

2	Portfolios’ investments
30	Financial statements
34	Financial highlights
37	Notes to financial statements
44	Report of independent registered public accounting firm
45	Tax information
46	Other N-CSR Items
1	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 5-31-26
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 82.5%				$891,624
(Cost $908,241)
U.S. Government 26.3%				284,717
U.S. Treasury
Bond	2.375	02-15-42	43,000	31,195
Bond	2.875	05-15-49	123,000	86,686
Bond	4.750	05-15-55	76,000	73,150
Note	3.875	04-15-29	32,000	31,848
Note	4.250	06-30-31	29,000	29,125
Note	4.250	11-15-34	33,000	32,713
U.S. Government Agency 56.2%				606,907
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	09-01-52	14,139	13,735
30 Yr Pass Thru	4.500	09-01-52	7,274	7,019
30 Yr Pass Thru	4.500	10-01-53	11,407	11,046
Federal National Mortgage Association
30 Yr Pass Thru	3.500	12-01-49	16,338	15,099
30 Yr Pass Thru	3.500	11-01-50	225,761	205,466
30 Yr Pass Thru	3.500	06-01-52	30,458	27,948
30 Yr Pass Thru	3.500	09-01-52	12,816	11,708
30 Yr Pass Thru	4.500	08-01-52	18,776	18,282

30 Yr Pass Thru	4.500	02-01-53	305,320	296,604
Corporate bonds 15.8%				$170,992
(Cost $170,658)
Communication services 3.1%				33,936
Interactive media and services 1.5%
Alphabet, Inc.	4.100	11-15-30	17,000	16,825
Wireless telecommunication services 1.6%
T-Mobile USA, Inc.	5.050	07-15-33	17,000	17,111
Financials 7.0%				75,970
Banks 5.5%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	25,000	25,133
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	18,000	18,034
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	18,000	16,574
Capital markets 1.5%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	18,000	16,229
Health care 2.5%				26,558
Biotechnology 2.5%
Amgen, Inc.	5.250	03-02-33	26,000	26,558
Information technology 1.6%				17,303
Software 1.6%
Oracle Corp.	4.900	02-06-33	18,000	17,303
Utilities 1.6%				17,225
Multi-utilities 1.6%
Dominion Energy, Inc.	3.375	04-01-30	18,000	17,225

	Yield (%)	Shares	Value
Short-term investments 1.7%			$18,228
(Cost $18,218)
Short-term funds 1.7%			18,228
John Hancock Collateral Trust (A)	3.5217(B)	1,823	18,228

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	2

Total investments (Cost $1,097,117) 100.0%	$1,080,844
Other assets and liabilities, net (0.0%)	(404)
Total net assets 100.0%	$1,080,440

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 5-31-26.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 5-31-26
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.9%				$499,026,039
(Cost $495,813,869)
Communication services 4.8%				24,250,490
Diversified telecommunication services 2.1%
AT&T, Inc.	2.750	06-01-31	2,395,000	2,185,704
AT&T, Inc.	4.500	05-15-35	1,086,000	1,030,513
AT&T, Inc.	4.550	11-01-32	2,095,000	2,057,229
AT&T, Inc.	4.750	04-30-33	1,122,000	1,108,309
QTS Fayetteville I DC1-2 LLC (A)	5.700	04-15-36	4,550,000	4,428,937
Entertainment 0.4%
WMG Acquisition Corp. (A)	3.875	07-15-30	2,052,000	1,946,551
Media 1.5%
Charter Communications Operating LLC	2.800	04-01-31	2,499,000	2,232,831
Charter Communications Operating LLC	6.384	10-23-35	1,908,000	1,920,515
News Corp. (A)	3.875	05-15-29	1,453,000	1,408,841
News Corp. (A)	5.125	02-15-32	2,124,000	2,083,450
Wireless telecommunication services 0.8%
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,847,610
Consumer discretionary 1.8%				9,079,355
Automobiles 0.8%
General Motors Financial Company, Inc.	5.600	06-18-31	3,297,000	3,391,849
Hyundai Capital America (A)	5.400	01-08-31	559,000	569,273
Broadline retail 0.4%
MercadoLibre, Inc.	4.900	01-15-33	2,022,000	1,970,237
Hotels, restaurants and leisure 0.6%
Airbnb, Inc.	4.650	03-16-31	663,000	662,992
Marriott International, Inc.	4.500	05-01-33	846,000	820,530
Royal Caribbean Cruises, Ltd.	4.750	05-15-33	835,000	813,086
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	856,000	851,388
Consumer staples 2.0%				10,083,050
Food products 2.0%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	791,575
JBS NV	3.625	01-15-32	2,822,000	2,605,493
JBS NV	5.750	04-01-33	1,837,000	1,888,932
JBS NV	5.950	04-20-35	427,000	440,213
Mars, Inc. (A)	4.800	03-01-30	1,268,000	1,277,085
Mars, Inc. (A)	5.000	03-01-32	2,185,000	2,207,901
Pilgrim’s Pride Corp.	6.250	07-01-33	835,000	871,851
Energy 13.0%				66,174,355
Oil, gas and consumable fuels 13.0%
Aker BP ASA (A)	3.750	01-15-30	1,000,000	965,329
Aker BP ASA (A)	4.000	01-15-31	612,000	589,704
3	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Antero Resources Corp. (A)	5.375	03-01-30	1,575,000	$1,588,858
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,562,456
Cheniere Energy Partners LP	5.550	10-30-35	1,118,000	1,140,650
Cheniere Energy Partners LP	5.950	06-30-33	1,310,000	1,374,298
Columbia Pipelines Holding Company LLC (A)	4.999	11-17-32	1,649,000	1,638,845
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	2,449,000	2,515,728
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	1,947,000	2,056,704
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,296,124
Continental Resources, Inc. (A)	5.750	01-15-31	1,444,000	1,473,767
Devon Energy Corp.	5.200	09-15-34	2,000,000	2,013,876
DT Midstream, Inc. (A)	4.375	06-15-31	3,222,000	3,118,552
DT Midstream, Inc. (A)	5.800	12-15-34	896,000	923,139
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,965,904
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,783,909
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	994,999
Energy Transfer LP	5.150	03-15-45	2,104,000	1,875,396
Energy Transfer LP	5.600	09-01-34	1,283,000	1,313,663
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	2,116,117
Expand Energy Corp.	4.750	02-01-32	1,613,000	1,583,025
MPLX LP	4.950	09-01-32	663,000	660,914
MPLX LP	5.000	03-01-33	1,476,000	1,473,323
Occidental Petroleum Corp.	5.375	01-01-32	524,000	538,274
Occidental Petroleum Corp.	6.450	09-15-36	2,321,000	2,520,504
Occidental Petroleum Corp.	6.625	09-01-30	1,211,000	1,291,472
Ovintiv, Inc.	6.250	07-15-33	723,000	766,808
Ovintiv, Inc.	7.200	11-01-31	1,160,000	1,277,607
Plains All American Pipeline LP	4.700	01-15-31	826,000	821,556
Repsol E&P Capital Markets US LLC (A)	5.204	09-16-30	3,063,000	3,096,798
Targa Resources Corp.	5.500	02-15-35	1,290,000	1,311,254
Targa Resources Corp.	6.150	03-01-29	1,297,000	1,349,470
Targa Resources Partners LP	4.000	01-15-32	1,772,000	1,689,153
Var Energi ASA (A)	5.875	05-22-30	3,388,000	3,500,073
Var Energi ASA (A)	8.000	11-15-32	3,336,000	3,807,036
Viper Energy Partners LLC	4.900	08-01-30	1,061,000	1,057,717
Western Midstream Operating LP	4.800	03-01-31	2,256,000	2,240,265
Western Midstream Operating LP	5.450	11-15-34	675,000	676,213
Whistler Pipeline LLC (A)	5.400	09-30-29	523,000	533,382
Whistler Pipeline LLC (A)	5.700	09-30-31	653,000	671,493
Financials 34.6%				176,208,655
Banks 19.9%
Bank Hapoalim BM (A)	4.722	07-14-29	1,525,000	1,508,596
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	1,773,000	1,832,385
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,000,000	2,092,988
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	6,011,000	6,158,068
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	707,000	742,082
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (A)	5.936	05-30-35	1,900,000	1,950,714
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	1,532,000	1,529,903
Citizens Financial Group, Inc.	3.250	04-30-30	337,000	319,191
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,352,000	1,367,800
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	3,011,000	3,093,155
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	823,000	888,091
Credit Agricole SA (A)	3.250	01-14-30	2,880,000	2,713,594
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (A)	5.862	01-09-36	2,310,000	2,380,683
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	4

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Danske Bank A/S (4.999% to 3-27-31, then 1 Year CMT + 0.980%) (A)	4.999	03-27-32	2,493,000	$2,499,119
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	1,897,000	1,908,187
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%)	5.141	01-29-37	975,000	955,314
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,164,000	1,200,935
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,660,000	1,710,661
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	2,330,000	2,263,770
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	1,802,000	1,794,877
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	2,161,000	2,117,286
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,080,000	1,094,761
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	719,000	729,623
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	940,000	963,428
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,206,000	1,232,500
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,500,000	1,594,111
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	2,229,000	2,265,273
KeyBank NA	5.000	01-26-33	2,016,000	1,998,640
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	1,060,000	1,069,735
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	830,000	883,945
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)	6.625	09-27-35	1,634,000	1,605,561
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	903,000	923,588
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	1,500,000	1,498,614
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	2,052,000	2,034,952
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,384,000	1,380,950
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	1,773,000	1,826,135
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	1,500,000	1,640,613
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)	6.300	09-25-31	2,268,000	2,287,346
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	779,000	773,697
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	4,461,000	4,504,329
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	740,000	759,452
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	2,111,000	2,072,310
Santander Holdings USA, Inc. (5.353% to 9-6-29, then Overnight SOFR + 1.940%)	5.353	09-06-30	2,522,000	2,548,531
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	2,032,000	2,036,017
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	1,743,000	1,738,966
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,252,000	1,283,627
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	941,000	990,414
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	1,527,000	1,559,414
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,730,000	2,760,563
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	1,407,000	1,393,818
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	4,024,000	4,195,525
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,585,000	1,677,595
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%)	5.678	01-23-35	938,000	968,875
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,147,960
Valley National Bancorp (6.219% to 6-1-31, then 3 month CME Term SOFR + 2.430%)	6.219	06-01-36	3,185,000	3,183,126
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	827,000	833,816
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,106,000	1,124,853
Capital markets 7.2%
Ares Strategic Income Fund (A)	5.150	01-15-31	2,210,000	2,119,108
Ares Strategic Income Fund (A)	5.450	09-09-28	704,000	698,215
Ares Strategic Income Fund	5.600	02-15-30	1,039,000	1,023,519
Ares Strategic Income Fund	5.700	03-15-28	109,000	109,084
Ares Strategic Income Fund (A)	5.800	09-09-30	1,979,000	1,950,969
Ares Strategic Income Fund	6.200	03-21-32	1,124,000	1,117,655
Ares Strategic Income Fund	6.350	08-15-29	342,000	346,274
Blackstone Private Credit Fund	5.050	09-10-30	1,779,000	1,708,930
Blackstone Private Credit Fund	5.250	04-01-30	1,073,000	1,042,168
Blackstone Private Credit Fund	5.950	07-16-29	1,087,000	1,088,068
Blackstone Private Credit Fund	7.300	11-27-28	982,000	1,017,772
5	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	855,000	$822,931
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,681,239
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%)	4.725	02-06-32	3,321,000	3,269,680
Deutsche Bank AG (4.950% to 8-4-30, then Overnight SOFR + 1.300%)	4.950	08-04-31	1,516,000	1,512,107
Deutsche Bank AG (5.060% to 4-14-31, then Overnight SOFR + 1.410%)	5.060	04-14-32	472,000	471,248
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,499,000	1,513,043
HPS Corporate Lending Fund (A)	5.150	04-02-29	1,101,000	1,078,584
HPS Corporate Lending Fund	5.450	11-15-30	655,000	634,996
HPS Corporate Lending Fund	5.950	04-14-32	399,000	392,488
Lazard Group LLC	4.375	03-11-29	792,000	785,664
Lazard Group LLC	6.000	03-15-31	1,740,000	1,815,504
Macquarie Bank, Ltd. (A)	3.624	06-03-30	1,921,000	1,829,797
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	216,502
Morgan Stanley Private Bank NA (4.465% to 11-19-30, then Overnight SOFR + 1.020%)	4.465	11-19-31	987,000	971,992
Sixth Street Lending Partners	5.750	01-15-30	566,000	562,558
Sixth Street Lending Partners	6.125	07-15-30	560,000	563,631
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	597,263
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	1,191,000	1,211,913
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	1,540,000	1,566,450
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	1,566,000	1,808,022
Consumer finance 1.5%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	3,033,000	3,009,174
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,724,000	1,757,624
Ally Financial, Inc.	8.000	11-01-31	1,048,000	1,170,260
Capital One Financial Corp.	6.700	11-29-32	1,500,000	1,634,339
Financial services 1.7%
Apollo Debt Solutions BDC	6.700	07-29-31	848,000	867,689
Apollo Debt Solutions BDC	6.900	04-13-29	427,000	438,859
Atlas Warehouse Lending Company LP (A)	5.250	01-15-33	1,097,000	1,076,941
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	1,010,000	1,038,822
Enact Holdings, Inc.	6.250	05-28-29	1,250,000	1,290,867
NMI Holdings, Inc.	6.000	08-15-29	1,405,000	1,436,135
Radian Group, Inc.	6.200	05-15-29	2,360,000	2,441,540
Insurance 4.3%
American National Global Funding (A)	4.875	01-23-31	3,869,000	3,815,366
Athene Global Funding (A)	4.721	10-08-29	905,000	894,176
Athene Global Funding (A)	5.322	11-13-31	1,179,000	1,177,271
Athene Holding, Ltd.	3.500	01-15-31	3,861,000	3,623,914
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,222,000	1,174,565
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,311,725
CNO Financial Group, Inc.	6.450	06-15-34	2,034,000	2,122,614
GA Global Funding Trust (A)	4.500	09-18-30	3,000,000	2,900,090
GA Global Funding Trust (A)	5.200	12-09-31	1,194,000	1,176,089
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	575,000	589,226
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	751,000	757,996
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	2,934,000	2,365,937
Health care 6.6%				33,474,842
Biotechnology 1.7%
AbbVie, Inc.	5.050	03-15-34	1,784,000	1,810,492
Amgen, Inc.	5.250	03-02-33	4,491,000	4,587,408
Amgen, Inc.	5.650	03-02-53	2,032,000	1,975,467
Health care equipment and supplies 1.1%
Abbott Laboratories	4.300	03-15-33	3,863,000	3,757,883
Solventum Corp.	5.450	03-13-31	1,704,000	1,749,924
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	6

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 2.7%
CVS Health Corp.	5.000	09-15-32	1,050,000	$1,054,996
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	2,814,000	2,498,883
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	1,702,000	1,652,340
HCA, Inc.	4.300	11-15-30	731,000	716,492
HCA, Inc.	4.600	11-15-32	1,124,000	1,097,401
HCA, Inc.	5.000	05-15-33	2,052,000	2,031,315
HCA, Inc.	5.450	04-01-31	1,548,000	1,582,780
UnitedHealth Group, Inc.	5.950	06-15-55	1,066,000	1,092,736
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	1,002,332
VSP Optical Group, Inc. (A)	5.400	06-01-33	1,196,000	1,197,056
Pharmaceuticals 1.1%
IQVIA, Inc.	6.250	02-01-29	3,036,000	3,140,602
Roche Holdings, Inc. (A)	5.489	11-13-30	2,428,000	2,526,735
Industrials 10.3%				52,528,852
Aerospace and defense 1.6%
DAE Funding LLC (A)	3.375	03-20-28	2,322,000	2,248,119
DAE Funding LLC (A)	4.950	01-15-33	1,857,000	1,789,368
The Boeing Company	6.528	05-01-34	3,948,000	4,309,883
Construction and engineering 1.3%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	2,261,000	2,419,028
CIMIC Finance, Ltd. (A)	6.000	04-22-36	1,766,000	1,748,883
WSP Global, Inc. (A)	5.714	09-18-36	2,408,000	2,401,081
Electrical equipment 0.3%
Eaton Corp.	4.500	03-06-33	854,000	839,544
Tyco Electronics Group SA	4.500	02-09-31	806,000	801,189
Machinery 1.1%
Flowserve Corp.	5.700	05-15-36	1,678,000	1,689,463
Weir Group, Inc. (A)	5.350	05-06-30	3,706,000	3,751,724
Passenger airlines 4.5%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	541,897	534,407
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,000,801	983,957
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	959,643	933,271
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	799,608	777,640
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	878,880	846,639
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,224,754	1,123,046
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,312,429	1,228,901
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,327,329	1,184,260
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	103,435	99,224
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	2,112,000	2,045,177
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	942,000	931,403
American Airlines 2026-1 Class B Pass Through Trust	5.750	05-10-35	2,043,000	2,029,843
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	57,652	55,714
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,380,987	2,096,003
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	345,786	333,678
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	218,705	211,242
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,180,208	1,197,571
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,791,986	2,895,702
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,409,618	1,413,113
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,098,452	2,148,824
Trading companies and distributors 1.5%
AerCap Ireland Capital DAC	3.300	01-30-32	4,339,000	3,970,323
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	1,030,000	1,049,704
Ashtead Capital, Inc. (A)	5.550	05-30-33	2,400,000	2,440,928
7	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 8.3%				$42,560,135
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	158,153
Motorola Solutions, Inc.	2.750	05-24-31	3,280,000	2,983,053
Electronic equipment, instruments and components 1.0%
Jabil, Inc.	4.750	02-01-33	1,058,000	1,034,462
TD SYNNEX Corp.	2.650	08-09-31	1,500,000	1,337,765
TD SYNNEX Corp.	5.300	10-10-35	2,235,000	2,214,325
TD SYNNEX Corp.	6.100	04-12-34	520,000	546,284
Semiconductors and semiconductor equipment 3.0%
Broadcom, Inc.	3.419	04-15-33	3,505,000	3,202,942
Broadcom, Inc.	4.550	02-15-32	592,000	586,238
Broadcom, Inc.	4.900	07-15-32	2,422,000	2,436,153
Foundry JV Holdco LLC (A)	6.100	01-25-36	1,442,000	1,515,323
Foundry JV Holdco LLC (A)	6.250	01-25-35	2,629,000	2,780,065
Marvell Technology, Inc.	5.950	09-15-33	2,053,000	2,166,729
Micron Technology, Inc.	2.703	04-15-32	499,000	447,840
Qorvo, Inc. (A)	3.375	04-01-31	1,780,000	1,630,427
Qorvo, Inc.	4.375	10-15-29	641,000	628,722
Software 2.1%
HUT 8 DC LLC (A)	6.192	11-15-42	1,519,000	1,537,119
Oracle Corp.	4.700	09-27-34	2,119,000	1,968,242
Oracle Corp.	4.800	09-26-32	1,730,000	1,662,376
Oracle Corp.	5.250	02-03-32	1,262,000	1,252,568
Oracle Corp.	5.550	02-06-53	2,409,000	1,992,999
VMware LLC	4.700	05-15-30	2,242,000	2,250,075
Technology hardware, storage and peripherals 1.6%
CDW LLC	5.100	03-01-30	675,000	673,878
Dell International LLC	4.500	02-15-31	1,702,000	1,687,168
Dell International LLC	4.750	10-06-32	1,705,000	1,693,386
Dell International LLC	5.300	04-01-32	478,000	488,208
Dell International LLC	5.400	04-15-34	3,604,000	3,685,635
Materials 1.2%				6,333,232
Chemicals 0.4%
SNF Group SACA (A)	5.626	03-31-31	2,003,000	2,026,713
Construction materials 0.6%
Cemex SAB de CV (A)	3.875	07-11-31	2,000,000	1,878,651
JH North America Holdings, Inc. (A)	5.875	01-31-31	450,000	449,828
JH North America Holdings, Inc. (A)	6.125	07-31-32	672,000	673,584
Metals and mining 0.2%
Australian MetCoal Financing Pty, Ltd. (A)	6.750	04-22-34	518,000	532,369
Freeport-McMoRan, Inc.	5.400	11-14-34	758,000	772,087
Real estate 5.3%				27,225,550
Hotel and resort REITs 0.3%
Host Hotels & Resorts LP	4.250	12-15-28	1,666,000	1,652,231
Industrial REITs 0.7%
FIBRA Prologis (A)	5.500	11-26-35	1,167,000	1,136,833
Prologis Targeted U.S. Logistics Fund LP (A)	4.250	01-15-31	685,000	670,163
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	1,541,000	1,543,322
Office REITs 0.9%
Boston Properties LP	6.500	01-15-34	2,835,000	3,005,342
Cousins Properties LP	4.875	03-01-33	1,559,000	1,518,281
Real estate management and development 0.4%
CoStar Group, Inc. (A)	2.800	07-15-30	2,521,000	2,299,848
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	8

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Residential REITs 0.4%
American Homes 4 Rent LP	4.950	06-15-30	2,032,000	$2,041,119
Retail REITs 0.6%
Regency Centers LP	4.500	03-15-33	1,218,000	1,188,401
Regency Centers LP	5.000	07-15-32	1,779,000	1,796,822
Specialized REITs 2.0%
American Tower Corp.	4.700	12-15-32	1,742,000	1,719,202
American Tower Corp.	5.200	02-15-29	1,710,000	1,737,460
American Tower Corp.	5.550	07-15-33	1,302,000	1,341,695
American Tower Corp.	5.650	03-15-33	1,302,000	1,350,270
VICI Properties LP	5.125	11-15-31	2,091,000	2,091,896
VICI Properties LP	5.125	05-15-32	2,149,000	2,132,665
Utilities 10.0%				51,107,523
Electric utilities 4.1%
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	869,000	866,318
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	559,000	554,335
Constellation Energy Generation LLC	4.400	01-15-31	1,123,000	1,107,842
Constellation Energy Generation LLC	6.500	10-01-53	1,095,000	1,173,222
Duke Energy Corp.	5.750	09-15-33	1,000,000	1,046,902
Electricite de France SA (A)	5.650	04-22-29	1,900,000	1,954,227
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	1,991,000	1,988,147
Eversource Energy	5.125	05-15-33	1,613,000	1,614,412
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	435,000	450,275
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,002,000	1,025,712
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	361,000	373,962
NRG Energy, Inc. (A)	5.407	10-15-35	2,654,000	2,606,025
NRG Energy, Inc. (A)	7.000	03-15-33	1,943,000	2,108,623
Pacific Gas & Electric Company	5.800	05-15-34	1,227,000	1,255,899
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.750	02-03-31	1,155,000	1,133,234
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,815,000	1,857,861
Independent power and renewable electricity producers 2.4%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	891,000	897,195
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	1,505,000	1,554,626
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,939,283
Vistra Operations Company LLC (A)	4.700	01-31-31	888,000	872,520
Vistra Operations Company LLC (A)	5.000	04-30-31	2,043,000	2,032,847
Vistra Operations Company LLC (A)	5.250	04-30-33	2,046,000	2,032,889
Vistra Operations Company LLC (A)	6.000	04-15-34	1,306,000	1,345,555
Vistra Operations Company LLC (A)	6.950	10-15-33	1,474,000	1,603,939
Multi-utilities 3.5%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	1,703,000	1,702,552
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	1,167,000	1,227,202
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	881,000	913,872
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	812,000	816,392
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	1,980,000	1,992,240
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,537,000	1,593,748
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,407,000	1,497,910
National Grid PLC	5.809	06-12-33	2,382,000	2,487,513
San Diego Gas & Electric Company	5.200	03-15-36	670,000	670,867
Sempra	5.500	08-01-33	1,195,000	1,232,043

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,769,000	1,784,252

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	1,803,000	1,793,082
Municipal bonds 0.1%				$300,080
(Cost $437,748)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	24,325
9	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	$77,735
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	84,873
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	21,768

Regents of the University of California Medical Center	3.006	05-15-50	140,000	91,379
Term loans (C) 0.5%				$2,744,123
(Cost $2,744,123)
Communication services 0.5%				2,744,123
Entertainment 0.5%
Discovery Global Holdings, Inc., Term Loan B (D)	TBD	05-27-33	2,751,000	2,744,123

	Yield (%)	Shares	Value
Short-term investments 1.2%			$6,131,596
(Cost $6,131,665)
Short-term funds 1.2%			6,131,596
John Hancock Collateral Trust (E)	3.5217(F)	613,117	6,131,596

Total investments (Cost $505,127,405) 99.7%	$508,201,838
Other assets and liabilities, net 0.3%	1,291,587
Total net assets 100.0%	$509,493,425

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $153,485,192 or 30.1% of the portfolio’s net assets as of 5-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 5-31-26.
The portfolio had the following country composition as a percentage of net assets on 5-31-26:
United States	80.5%
Canada	3.0%
United Kingdom	2.9%
France	2.3%
Norway	1.7%
Germany	1.3%
Australia	1.3%
Netherlands	1.3%
Switzerland	1.0%
Ireland	1.0%
Other countries	3.7%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 5-31-26
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 96.0%				$181,096,931
(Cost $179,889,042)
Communication services 11.6%				21,892,502
Diversified telecommunication services 4.7%
Cipher Compute LLC (A)	7.125	11-15-30	458,000	477,443
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	10

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Edged Compute LLC (A)	7.500	04-30-31	2,095,000	$2,100,409
GCI LLC (A)	4.750	10-15-28	744,000	717,985
IHS Holding, Ltd. (A)	7.875	05-29-30	582,000	600,440
IHS Holding, Ltd. (A)	8.250	11-29-31	961,000	1,003,741
Iliad Holding SAS (A)	7.000	04-15-32	1,026,000	1,043,647
Iliad Holding SAS (A)	8.500	04-15-31	300,000	317,790
Level 3 Financing, Inc. (A)	6.875	06-30-33	1,910,000	1,967,361
SV RNO Property Owner 1 LLC (A)	5.875	03-01-31	732,000	722,811
Entertainment 2.4%
Discovery Global Holdings, Inc.	4.279	03-15-32	832,000	757,630
Discovery Global Holdings, Inc.	5.050	03-15-42	1,512,000	1,105,650
Oak-Eagle Acquireco, Inc. (A)	7.250	07-01-33	456,000	475,538
Roblox Corp. (A)	3.875	05-01-30	2,226,000	2,101,255
Media 3.2%
CCO Holdings LLC (A)	4.250	02-01-31	1,272,000	1,151,670
CCO Holdings LLC (A)	7.375	03-01-31	338,000	342,785
CCO Holdings LLC (A)	7.375	02-01-36	1,073,000	1,047,026
Gray Media, Inc. (A)	10.500	07-15-29	1,015,000	1,074,505
Paramount Global	4.200	05-19-32	552,000	477,980
Paramount Global	4.375	03-15-43	1,085,000	694,447
Paramount Global	4.950	05-19-50	1,865,000	1,197,138
Wireless telecommunication services 1.3%
Millicom International Cellular SA (A)	6.250	03-25-29	1,009,800	1,016,924
Millicom International Cellular SA (A)	7.375	04-02-32	413,000	425,084
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,036,000	1,073,243
Consumer discretionary 17.3%				32,574,392
Automobile components 0.4%
Dealer Tire LLC (A)	8.000	02-01-28	812,000	802,336
Broadline retail 1.7%
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	642,000	639,662
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	485,000	485,067
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	1,076,000	1,123,377
Rakuten Group, Inc. (A)	9.750	04-15-29	781,000	853,386
Hotels, restaurants and leisure 8.3%
A&K Travel Group Holdings, Ltd. (A)	7.500	05-15-33	988,000	1,001,865
Brightstar Lottery PLC (A)	5.750	01-15-33	943,000	915,469
Carnival Corp., Ltd. (A)	5.125	05-01-29	1,281,000	1,279,451
Carnival Corp., Ltd. (A)	5.750	08-01-32	3,106,000	3,137,625
Carnival Corp., Ltd. (A)	5.875	06-15-31	1,124,000	1,141,387
Hilton Domestic Operating Company, Inc. (A)	5.500	03-31-34	732,000	728,662
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	973,000	989,449
Marriott Ownership Resorts, Inc. (A)	6.500	10-01-33	1,356,000	1,330,646
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	770,000	749,291
Rivers Enterprise Borrower LLC (A)	6.250	10-15-30	686,000	691,418
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	859,000	871,582
Travel + Leisure Company (A)	4.625	03-01-30	388,000	373,164
Travel + Leisure Company (A)	6.125	09-01-33	1,069,000	1,050,640
Viking Cruises, Ltd. (A)	5.875	10-15-33	1,310,000	1,312,623
Household durables 1.1%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	797,000	754,489
Century Communities, Inc. (A)	3.875	08-15-29	795,000	750,658
KB Home	4.000	06-15-31	683,000	635,672
11	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 5.0%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	445,000	$432,201
Asbury Automotive Group, Inc.	4.750	03-01-30	822,000	799,823
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	2,112,000	1,983,438
Global Auto Holdings, Ltd. (A)	11.500	08-15-29	959,000	992,670
Lithia Motors, Inc. (A)	3.875	06-01-29	387,000	370,929
Lithia Motors, Inc. (A)	4.375	01-15-31	814,000	771,436
Lithia Motors, Inc. (A)	5.500	10-01-30	759,000	752,533
The Michaels Companies, Inc. (A)	8.500	03-15-33	1,294,000	1,263,324
Valvoline, Inc. (A)	3.625	06-15-31	763,000	696,080
Wayfair LLC (A)	6.750	11-15-32	875,000	888,843
Wayfair LLC (A)	7.125	05-31-34	556,000	566,531
Textiles, apparel and luxury goods 0.8%
S&S Holdings LLC (A)	8.375	10-01-31	1,500,000	1,438,665
Consumer staples 5.2%				9,900,472
Consumer staples distribution and retail 2.0%
Albertsons Companies, Inc. (A)	5.750	03-31-34	2,725,000	2,625,146
KeHE Distributors LLC (A)	7.125	04-30-33	419,000	424,595
Performance Food Group, Inc. (A)	5.625	03-01-34	855,000	835,498
Food products 3.2%
Chobani LLC (A)	6.375	04-15-34	415,000	421,872
Froneri Lux FinCo Sarl (A)	6.000	08-01-32	1,184,000	1,154,552
Industrial F&B Investments III, Inc. (A)	7.750	02-11-33	692,000	705,856
MARB BondCo PLC (A)	3.950	01-29-31	1,882,000	1,679,001
NBM US Holdings, Inc. (A)	6.625	08-06-29	1,061,000	1,061,602
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	971,000	992,350
Energy 16.8%				31,687,580
Oil, gas and consumable fuels 16.8%
Antero Midstream Partners LP (A)	5.750	10-15-33	995,000	984,547
Antero Midstream Partners LP (A)	5.750	07-01-34	2,492,000	2,462,073
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	1,275,000	1,273,295
Ascent Resources Utica Holdings LLC (A)	6.625	10-15-32	244,000	250,406
Ascent Resources Utica Holdings LLC (A)	6.625	07-15-33	428,000	438,575
Azule Energy Finance PLC (A)	8.625	01-22-33	825,000	846,133
Comstock Resources, Inc. (A)	5.875	01-15-30	1,202,000	1,136,034
Crescent Energy Finance LLC (A)	7.375	01-15-33	991,000	1,007,030
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	485,000	478,849
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	599,000	572,336
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	2,680,000	2,689,825
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	922,000	929,607
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	1,770,000	1,803,271
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	2,305,000	2,379,592
Genesis Energy LP	6.750	03-15-34	130,000	130,502
Genesis Energy LP	7.875	05-15-32	575,000	597,970
Genesis Energy LP	8.000	05-15-33	621,000	651,350
Global Partners LP (A)	7.125	07-01-33	194,000	197,246
Global Partners LP (A)	8.250	01-15-32	700,000	734,622
Hess Midstream Operations LP (A)	6.500	06-01-29	238,000	244,098
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	540,000	546,351
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	73,000	75,458
Leviathan Bond, Ltd. (A)	6.500	06-30-27	833,000	835,658
Leviathan Bond, Ltd. (A)	6.750	06-30-30	376,000	387,632
Long Ridge Energy LLC (A)	8.750	02-15-32	501,000	520,661
Par Petroleum LLC (A)	7.375	06-01-34	323,000	330,595
Sunoco LP (A)	4.500	10-01-29	945,000	919,902
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	12

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco LP	4.500	04-30-30	1,670,000	$1,622,420
Sunoco LP (A)	4.625	05-01-30	535,000	519,111
Sunoco LP (A)	5.625	03-15-31	403,000	403,508
Sunoco LP (A)	5.875	03-15-34	1,059,000	1,052,674
Sunoco LP (A)	7.250	05-01-32	454,000	474,378
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)	7.875	09-18-30	1,748,000	1,825,588
Venture Global LNG, Inc. (A)	7.000	01-15-30	1,011,000	1,037,044
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	1,346,000	1,329,239
Financials 14.5%				27,394,083
Banks 6.3%
Banco Bradesco SA (A)	5.375	01-20-31	1,664,000	1,661,504
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	1,782,000	2,094,805
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	1,436,000	1,507,083
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (B)	6.625	02-15-31	1,684,000	1,709,553
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	6.994	06-28-26	964,000	965,021
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (B)	7.000	12-15-30	932,000	936,202
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (B)	6.250	10-15-30	791,000	791,089
Popular, Inc.	7.250	03-13-28	1,252,000	1,295,149
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	1,091,000	1,042,424
Consumer finance 3.0%
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (B)	7.100	08-15-31	1,054,000	1,061,089
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)	8.375	06-15-35	1,129,000	1,180,254
Muthoot Finance, Ltd. (A)	5.750	08-04-30	775,000	764,766
OneMain Finance Corp.	6.125	05-15-30	1,526,000	1,519,834
PHH Escrow Issuer LLC (A)	9.875	11-01-29	1,137,000	1,117,470
Financial services 2.3%
Block, Inc. (A)	5.625	08-15-30	301,000	302,239
Block, Inc. (A)	6.000	08-15-33	690,000	690,173
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	1,093,000	1,059,410
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	514,000	501,887
Rocket Companies, Inc. (A)	6.375	08-01-33	987,000	1,002,299
Stonebriar ABF Issuer LLC (A)	8.125	12-15-30	724,000	760,251
Insurance 2.3%
Asurion LLC (A)	8.375	02-01-34	1,214,000	1,186,499
CRC Insurance Group LLC (A)	7.125	06-01-31	1,499,000	1,503,220
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	606,000	609,750
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	1,017,000	1,005,891
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc. (A)	6.000	04-15-30	881,000	888,621
Starwood Property Trust, Inc. (A)	6.125	06-01-31	235,000	237,600
Health care 5.8%				11,011,167
Health care providers and services 3.6%
Centene Corp.	3.000	10-15-30	1,323,000	1,192,299
Centene Corp.	3.375	02-15-30	919,000	853,993
DaVita, Inc. (A)	4.625	06-01-30	743,000	721,961
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	1,700,000	1,635,637
Rede D’Or Finance Sarl (A)	6.550	04-28-36	1,409,000	1,372,831
Tenet Healthcare Corp. (A)	5.500	11-15-32	1,010,000	1,005,916
Pharmaceuticals 2.2%
Endo Finance Holdings LP (A)	8.500	04-15-31	969,000	1,032,776
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	214,000	225,606
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	1,539,000	1,173,086
Teva Pharmaceutical Finance Netherlands III BV	6.000	12-01-32	719,000	746,719
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	1,027,000	1,050,343
13	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 6.1%				$11,450,905
Aerospace and defense 0.5%
Efesto Bidco SpA Efesto US LLC (A)	7.500	02-15-32	1,022,000	1,001,152
Building products 1.1%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,179,000	1,084,723
Builders FirstSource, Inc. (A)	6.375	03-01-34	996,000	995,151
Commercial services and supplies 0.8%
Cimpress PLC (A)	7.375	09-15-32	840,000	849,596
Garda World Security Corp. (A)	6.500	01-15-31	730,000	742,507
Construction and engineering 0.3%
HTA Group, Ltd. (A)	6.750	04-01-31	507,000	514,945
Machinery 0.4%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	631,000	648,878
Passenger airlines 1.4%
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	484,496	473,967
Azul Secured Finance LLP (A)	9.875	02-15-31	600,000	562,500
United Airlines Holdings, Inc.	4.875	03-01-29	1,016,000	1,002,555
United Airlines Holdings, Inc.	5.375	03-01-31	625,000	618,135
Trading companies and distributors 1.1%
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	1,159,000	1,135,839
WESCO Distribution, Inc. (A)	5.500	04-15-34	847,000	840,841
Transportation infrastructure 0.5%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	945,000	980,116
Information technology 3.7%				6,938,457
IT services 1.3%
CoreWeave, Inc. (A)	9.000	02-01-31	1,007,000	1,021,017
CoreWeave, Inc. (A)	9.250	06-01-30	691,000	704,977
CoreWeave, Inc. (A)	9.750	10-01-31	696,000	717,905
Semiconductors and semiconductor equipment 1.0%
Kioxia Holdings Corp. (A)	6.625	07-24-33	1,797,000	1,883,988
Software 1.4%
Fair Isaac Corp. (A)	6.250	09-15-34	2,190,000	2,172,403
WULF Compute LLC (A)	7.750	10-15-30	417,000	438,167
Materials 4.4%				8,260,661
Construction materials 0.8%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	418,000	425,634
Standard Building Solutions, Inc. (A)	5.875	03-15-34	676,000	659,102
Standard Building Solutions, Inc. (A)	6.250	08-01-33	427,000	427,646
Containers and packaging 1.5%
Ardagh Metal Packaging Finance USA LLC (A)	6.250	01-30-31	907,000	913,994
Canpack Group, Inc. (A)	6.000	05-15-31	397,000	398,950
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	877,000	862,240
Graphic Packaging International LLC (A)	3.500	03-01-29	699,000	663,806
Metals and mining 2.1%
First Quantum Minerals, Ltd. (A)	6.375	02-15-36	513,000	507,172
First Quantum Minerals, Ltd. (A)	7.250	02-15-34	333,000	341,886
First Quantum Minerals, Ltd. (A)	8.000	03-01-33	976,000	1,022,811
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	302,553
Mineral Resources, Ltd. (A)	6.000	05-01-32	284,000	282,883
Mineral Resources, Ltd. (A)	6.250	05-01-34	379,000	376,760
Novelis Corp. (A)	4.750	01-30-30	1,114,000	1,075,224
Real estate 2.7%				5,157,581
Hotel and resort REITs 0.4%
XHR LP (A)	6.625	05-15-30	838,000	857,643
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	14

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Office REITs 0.6%
Vornado Realty LP	5.750	02-01-33	1,180,000	$1,176,212
Specialized REITs 1.7%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	830,000	800,016
Iron Mountain, Inc. (A)	5.250	07-15-30	860,000	850,704
Millrose Properties, Inc. (A)	6.375	08-01-30	1,453,000	1,473,006
Utilities 7.9%				14,829,131
Electric utilities 6.9%
COX Asset Mexico SA de CV (A)	7.125	01-08-32	326,000	331,705
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	1,613,000	1,868,136
NRG Energy, Inc. (A)	3.625	02-15-31	690,000	639,937
NRG Energy, Inc. (A)	3.875	02-15-32	1,750,000	1,608,525
NRG Energy, Inc. (A)	5.750	01-15-34	612,000	605,349
NRG Energy, Inc. (A)	6.000	02-01-33	597,000	601,514
NRG Energy, Inc. (A)	6.125	05-15-36	788,000	786,290
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,195,000	1,303,002
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	1,179,000	1,185,080
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	1,089,000	1,109,143
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	733,000	730,398
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	2,181,000	2,221,092
Gas utilities 0.2%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	383,000	399,116
Independent power and renewable electricity producers 0.8%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	958,090	906,593

Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	529,000	533,251
Term loans (D) 1.8%				$3,364,149
(Cost $3,357,066)
Health care 0.3%				577,327
Pharmaceuticals 0.3%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.370	04-23-31	577,085	577,327
Industrials 1.2%				2,151,210
Commercial services and supplies 0.3%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.166	03-03-32	520,385	520,515
Trading companies and distributors 0.9%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.620	05-21-32	1,630,695	1,630,695
Materials 0.3%				635,612
Construction materials 0.3%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.870	02-10-32	635,580	635,612

Asset-backed securities 0.0%				$37,235
(Cost $38,000)
Asset-backed securities 0.0%				37,235
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	37,235

	Shares	Value
Common stocks 0.0%		$12,011
(Cost $75,355)
Energy 0.0%		12,011
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (E)(F)	297	12,011
15	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 0.2%		$376,892
(Cost $378,961)
Communication services 0.0%		83,562
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	3,800	83,562
Financials 0.2%		293,330
Banks 0.2%
Wells Fargo & Company, 7.500%	250	293,330

	Yield (%)	Shares	Value
Short-term investments 1.2%			$2,281,824
(Cost $2,281,832)
Short-term funds 1.2%			2,281,824
John Hancock Collateral Trust (G)	3.5217(H)	228,166	2,281,824

Total investments (Cost $186,020,256) 99.2%	$187,169,042
Other assets and liabilities, net 0.8%	1,550,421
Total net assets 100.0%	$188,719,463

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $137,949,593 or 73.1% of the portfolio’s net assets as of 5-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 5-31-26.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
The portfolio had the following country composition as a percentage of net assets on 5-31-26:
United States	77.2%
United Kingdom	5.6%
France	2.3%
Canada	2.2%
Luxembourg	2.1%
Netherlands	1.6%
Japan	1.5%
Israel	1.2%
Spain	1.1%
Other countries	5.2%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 5-31-26
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 95.8%				$19,211,605
(Cost $19,424,305)
Alabama 1.0%				204,747
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	200,000	204,747
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	16

	Rate (%)	Maturity date	Par value^	Value
Alaska 1.1%				$212,395
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	250,000	212,395
Arizona 5.0%				1,002,901
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	342,173
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	249,992
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-51	350,000	275,475
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	135,000	135,261
California 4.8%				963,330
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (A)	3.000	02-01-57	100,000	61,736
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	100,000	105,247
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	250,000	196,013
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	207,518
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	142,514
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.848	06-01-66	1,000,000	99,609
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.019	06-01-36	300,000	150,693
Colorado 5.6%				1,123,490
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	500,000	504,355
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	100,000	101,626
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	150,000	139,085
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	125,000	125,678
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	245,000	252,746
Connecticut 1.6%				324,906
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	302,417
Town of Hamden Whitney Center Project	5.000	01-01-50	25,000	22,489
Florida 11.9%				2,392,070
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	244,924
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	135,000	109,299
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	200,145
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	233,412
Florida Higher Educational Facilities Financing Authority Keiser University Project (A)	6.000	07-01-45	150,000	153,512
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	235,000	249,229
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	268,803
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	233,694
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(C)	5.875	01-01-33	250,000	50,000
17	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	$244,786
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	234,623
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	169,643
Georgia 0.0%				4,959
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	5,000	4,959
Idaho 0.5%				100,164
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	100,000	100,164
Illinois 7.6%				1,522,072
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	395,225
Chicago Board of Education Series A, GO	6.250	12-01-50	150,000	157,854
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	107,647
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	266,164
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	100,000	95,384
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	239,685	239,778
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	260,000	260,020
Indiana 0.9%				183,893
Indiana Finance Authority Greenwood Village South Project, Series A	5.750	05-15-60	150,000	152,572
Indiana Finance Authority Polyflow Industry Project, AMT (A)(C)	7.000	03-01-39	180,000	18
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	30,000	31,303
Kansas 1.0%				195,282
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	195,000	195,282
Kentucky 1.3%				250,691
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	250,691
Louisiana 1.2%				240,432
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	240,432
Maryland 1.3%				261,432
City of Rockville Ingleside at King Farm Project, Series B	4.500	11-01-43	25,000	23,537
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	237,895
Massachusetts 2.7%				542,334
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	6.500	07-15-60	150,000	152,935
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	150,000	139,400
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	249,999
Michigan 1.6%				323,666
City of Detroit, GO	5.500	04-01-32	300,000	323,666
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	18

	Rate (%)	Maturity date	Par value^	Value
Missouri 2.9%				$579,555
Health & Educational Facilities Authority of the State of Missouri Brookside Charter School (A)	6.500	06-01-56	125,000	124,186
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	254,630
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	200,739
Nevada 0.5%				103,600
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	185,000	103,600
New Hampshire 2.4%				489,449
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	202,307
New Hampshire Business Finance Authority LGI Homes Project, GO (B)	6.383	12-15-41	500,000	188,456
New Hampshire Business Finance Authority The Wildflower Project (A)(B)	6.077	12-15-33	155,000	98,686
New York 2.5%				493,104
City of Ithaca, GO	2.000	02-15-42	280,000	179,015
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	65,000	64,925
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	249,164
Ohio 4.3%				852,490
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	177,581
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	170,000	135,704
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	200,000	198,882
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	242,196
Port of Greater Cincinnati Development Authority Gallery at Kenwood - Cooperative Township Public Parking Project	5.000	11-01-51	100,000	98,127
Oregon 0.5%				99,981
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	100,000	99,981
Pennsylvania 2.8%				554,092
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	385,000	327,683
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	226,409
Puerto Rico 2.5%				505,259
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.122	11-01-43	270,000	186,300
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	320,000	318,959
South Carolina 1.5%				310,293
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	267,745
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-38	15,000	15,048
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	250,000	27,500
Texas 7.6%				1,525,326
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(C)	10.000	06-01-42	93,737	3,281
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	233,955
19	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	150,000	$160,176
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	218,008
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	2.500	09-01-41	30,000	21,973
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	150,000	157,074
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	125,000	114,004
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	193,327
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	248,488
Texas Transportation Commission State Highway 249 System State Highway 249, Series A	5.000	08-01-57	175,000	175,040
Utah 4.6%				914,634
Deseret Public Infrastructure District No. 2 Deseret Assessment Area No. 1 (A)	6.500	12-01-55	150,000	154,022
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	515,365
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	245,247
Vermont 1.4%				276,390
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	315,000	276,390
Virginia 2.5%				510,509
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	295,836
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	214,673
Wisconsin 10.7%				2,148,159
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	254,430
Public Finance Authority AFCO Airport Real Estate Group, AMT	5.500	07-01-38	250,000	262,284
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	100,000	99,612
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	220,856
Public Finance Authority College Achieve Paterson Charter School, Series A (A)	4.000	06-15-52	250,000	185,603
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	150,000	136,051
Public Finance Authority Heritage Bend Project (A)(B)	7.142	12-15-42	500,000	157,093
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	300,000	309,768
Public Finance Authority North Hills Christian School, Series A (A)	6.375	07-01-56	100,000	100,333
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	86,707
Public Finance Authority Two Step Project (A)(B)	6.172	12-15-34	175,000	104,139
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	100,000	80,094
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	150,000	151,189

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	20

	Yield (%)	Shares	Value
Short-term investments 3.0%			$604,724
(Cost $604,788)
Short-term funds 3.0%
John Hancock Collateral Trust (D)	3.5217(E)	60,468	604,724
Total investments (Cost $20,029,093) 98.8%			$19,816,329
Other assets and liabilities, net 1.2%			240,928
Total net assets 100.0%			$20,057,257

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,460,015 or 42.2% of the fund’s net assets as of 5-31-26.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 5-31-26.
The fund had the following portfolio composition as a percentage of net assets on 5-31-26:
General obligation bonds	6.4%
Revenue bonds	89.4%
Education	19.4%
Development	19.2%
Other revenue	17.7%
Health care	16.1%
Transportation	4.6%
Airport	4.1%
Tobacco	4.0%
Housing	3.0%
Water and sewer	1.2%
Pollution	0.1%
Short-term investments and other	4.2%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 5-31-26
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 47.5%				$151,574,502
(Cost $152,015,945)
Commercial and residential 42.3%				135,168,597
A&D Mortgage Trust
Series 2025-NQM4, Class A1 (A)	5.225	10-25-70	2,974,730	2,965,368
Series 2026-NQM1, Class A1 (A)(B)	4.912	02-25-71	1,770,806	1,753,719
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A1 (A)(B)	1.691	04-25-65	304,191	291,578
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	58,084	56,173
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	236,504	207,349
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	23,815	20,113
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	173,377	150,419
Series 2021-6, Class A1 (A)(B)	1.458	09-25-66	522,245	438,079
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	1,546,564	1,531,677
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,083,085	1,078,568
Series 2025-10, Class A1 (A)(B)	4.960	09-25-70	588,389	584,897
Series 2025-11, Class A1 (A)(B)	4.975	10-25-70	1,244,782	1,237,830
Series 2026-1, Class A1 (A)(B)	4.747	02-25-71	2,169,217	2,144,812
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	37,789	36,518
21	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	85,740	$78,553
Avenue of Americas
Series 2025-1301, Class A (A)(B)	5.059	08-11-42	1,959,000	1,960,983
Series 2025-1301, Class B (A)(B)	5.302	08-11-42	690,000	688,157
BAHA Trust
Series 2024-MAR, Class A (A)(B)	5.972	12-10-41	2,303,000	2,356,430
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	2,368,000	2,397,254
Series 2025-5YR19, Class A3	5.270	12-15-58	1,194,000	1,215,351
Series 2026-5YR21, Class A3	5.525	04-15-59	2,331,000	2,394,880
Series 2026-5YR22, Class A3 (C)	5.713	06-15-59	2,466,000	2,550,672
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	190,937	179,489
Series 2024-5C29, Class A3	5.208	09-15-57	2,470,000	2,496,758
Series 2024-5C31, Class A3	5.609	12-15-57	983,000	1,007,822
Series 2025-5C38, Class A3	5.146	11-15-58	495,000	501,684
Series 2026-5C40, Class A3	5.248	02-15-59	1,181,000	1,201,718
Series 2026-5C41, Class A3	5.438	05-15-69	1,744,000	1,787,921
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	144,710	142,070
Series 2024-V12, Class A3	5.738	12-15-57	726,000	746,999
Series 2026-V20, Class A3	5.184	02-15-59	914,000	926,917
BMO Mortgage Trust
Series 2024-5C8, Class A3 (B)	5.625	12-15-57	460,000	471,314
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	225,580	213,892
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,172,000	1,108,937
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(D)	4.841	08-15-36	1,409,000	1,222,308
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	272,969	268,779
CENT Trust
Series 2025-CITY, Class A (A)(B)	4.920	07-10-40	1,373,000	1,374,661
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	139,672	131,497
Series 2023-SMRT, Class A (A)(B)	5.820	06-12-40	1,670,000	1,699,430
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	276,017	234,625
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	524,690	437,910
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	107,254	94,000
Series 2022-2, Class A1 (A)	3.994	02-25-67	409,499	388,862
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (A)	5.529	08-25-70	841,197	844,687
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	14,315	13,036
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	2,078,906	1,772,339
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	845,000	653,934
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	393,271	349,321
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	293,262	262,501
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	569,165	487,572
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	1,061,022	893,886
Cross Mortgage Trust
Series 2025-H10, Class A1 (A)(B)	4.968	01-25-71	1,479,509	1,471,694
Series 2025-H8, Class A1 (A)(B)	5.003	11-25-70	2,362,127	2,349,869
Series 2025-H9, Class A1 (A)(B)	5.036	11-25-70	1,965,100	1,955,884
Series 2026-NQM1, Class A1 (A)(B)	4.699	02-25-61	2,757,503	2,730,570
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	1,998	1,777
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	10,518	10,244
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	211	$182
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	1,067,794	905,904
Series 2025-INV4, Class A1 (A)	5.100	10-25-70	838,297	835,721
Series 2025-INV5, Class A1 (A)(B)	5.077	12-25-70	2,504,176	2,493,228
Series 2026-NQM1, Class A1 (A)(B)	4.771	02-25-71	1,237,469	1,225,409
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	921,418	760,952
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	410,592	394,986
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	390,363	345,646
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	778,919	683,142
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	73,209	67,006
Series 2025-NQM5, Class A1 (A)(B)	4.981	08-25-70	2,567,121	2,550,953
GGP Trust
Series 2026-TY, Class A (A)(B)	4.670	03-05-43	2,097,000	2,069,346
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	159,196	152,154
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	772,338	713,515
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(B)	5.467	01-13-40	2,713,000	2,769,606
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	281,729	242,495
JP Morgan Mortgage Trust
Series 2025-NQM5, Class A1 (A)(B)	4.879	05-25-66	1,375,180	1,364,808
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	341,000	306,900
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	436,130	410,991
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (A)(B)	5.119	11-25-70	1,016,489	1,011,704
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (A)(B)	5.153	05-15-43	963,000	963,358
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	62,575	58,319
Series 2025-NQM3, Class A1 (A)(B)	5.530	05-25-65	2,229,110	2,237,859
Series 2025-NQM6, Class A1 (A)(B)	5.085	10-25-65	979,486	975,092
Series 2026-NQM1, Class A1 (A)(B)	4.824	11-25-65	1,257,501	1,245,829
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	786,503	682,127
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(B)	4.312	11-05-41	1,503,000	1,473,996
NYC Trust
Series 2026-9W57, Class A (A)(B)	5.053	06-06-40	3,262,000	3,251,537
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	675,652	634,633
Series 2025-INV2, Class A1 (A)(B)	5.000	10-25-60	2,398,686	2,385,977
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	368,348	327,427
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	927,329	759,247
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	954,811	798,041
Series 2025-NQM18, Class A1 (A)(B)	5.057	09-25-65	600,295	598,617
Series 2025-NQM19, Class A1 (A)(B)	4.869	10-25-65	1,223,645	1,216,699
Series 2025-NQM20, Class A1 (A)(B)	5.021	10-25-65	1,313,579	1,310,174
Series 2025-NQM21, Class A1 (A)(B)	4.989	10-25-65	984,793	980,112
Series 2026-NQM2, Class A1 (A)(B)	4.818	12-01-65	2,561,203	2,543,207
Series 2026-NQM3, Class A1 (A)(B)	4.652	01-25-66	2,178,986	2,153,015
Progress Residential Trust
Series 2021-SFR6, Class A (A)	1.524	07-17-38	427,658	425,851
Series 2024-SFR1, Class A (A)	3.350	02-17-41	769,281	739,120
Series 2025-SFR1, Class A (A)	3.400	02-17-42	1,211,834	1,150,578
Series 2025-SFR2, Class A (A)	3.305	04-17-42	1,506,101	1,419,730
Series 2025-SFR4, Class A (A)	4.300	08-17-42	1,236,000	1,208,956
23	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-SFR5, Class A (A)	3.850	10-17-42	1,392,829	$1,332,317
Series 2025-SFR6, Class A (A)	4.000	12-17-42	3,506,000	3,368,825
Series 2026-SFR1, Class A (A)	3.850	02-17-43	2,910,000	2,767,740
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	1,954,000	1,981,509
Series 2024-CNTR, Class D (A)	7.109	11-13-41	1,926,000	2,002,158
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,678,000	1,486,477
Series 2021-OVA, Class D (A)	2.851	07-15-41	240,000	208,713
Series 2026-OMA, Class A (A)(B)	4.965	04-15-41	2,364,000	2,368,071
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	289,700	277,227
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	17,238	15,464
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	117,507	116,537
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	536,272	507,454
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	549,996	533,923
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	333,248	319,587
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	265,543	256,424
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	115,422	112,380
Series 2020-4, Class A1 (A)	1.750	10-25-60	982,158	894,100
Series 2024-1, Class A1 (A)(B)	4.919	03-25-64	901,270	913,998
Series 2024-3, Class A1A (A)(B)	4.978	07-25-65	610,309	607,368
Series 2024-4, Class A1A (A)(B)	4.533	10-27-64	461,495	461,208
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(B)	5.061	07-13-44	1,385,000	1,382,131
Verus Securitization Trust
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	643,973	585,729
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	394,563	347,831
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	449,139	381,400
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	293,213	252,023
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	111,339	97,312
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	67,072	64,111
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	205,439	206,325
Series 2025-11, Class A1 (A)(B)	4.914	11-25-70	1,104,238	1,097,836
Series 2025-R2, Class A1 (A)(B)	5.086	07-25-67	910,537	905,719
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	243,489	236,473
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	27,135	26,908
Series 2025-5C4, Class A3	5.673	05-15-58	919,000	945,609
Series 2025-5C6, Class A3	5.186	10-15-58	955,000	967,300
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(B)	5.349	07-15-40	1,699,000	1,721,974
U.S. Government Agency 5.2%				16,405,905
Government National Mortgage Association
Series 2016-174, Class IO	0.723	11-16-56	29,053	872
Series 2017-109, Class IO	0.175	04-16-57	25,973	199
Series 2017-124, Class IO	0.633	01-16-59	22,454	800
Series 2017-140, Class IO	0.485	02-16-59	32,480	797
Series 2017-159, Class IO	0.413	06-16-59	18,989,767	449,596
Series 2017-20, Class IO	0.476	12-16-58	65,798	1,252
Series 2017-22, Class IO	0.738	12-16-57	20,966	700
Series 2017-23, Class IO	0.596	05-16-59	5,006,667	163,961
Series 2017-46, Class IO	0.651	11-16-57	47,669	1,741
Series 2017-54, Class IO	0.704	12-16-58	13,603,270	451,102
Series 2017-61, Class IO	0.687	05-16-59	223,646	7,497
Series 2017-89, Class IO	0.436	07-16-59	30,722	717
Series 2018-114, Class IO	0.592	04-16-60	79,247	3,030
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	24

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-158, Class IO	0.801	05-16-61	162,066	$8,976
Series 2018-23, Class IO	0.575	11-16-59	14,693,642	466,576
Series 2018-69, Class IO	0.611	04-16-60	56,181	2,466
Series 2018-99, Class IO	0.452	06-16-60	162,396	4,156
Series 2019-131, Class IO	0.803	07-16-61	128,650	7,143
Series 2020-108, Class IO	0.847	06-16-62	2,362,792	139,388
Series 2020-114, Class IO	0.799	09-16-62	762,676	41,041
Series 2020-118, Class IO	0.884	06-16-62	4,770,647	293,318
Series 2020-120, Class IO	0.760	05-16-62	894,474	50,836
Series 2020-137, Class IO	0.799	09-16-62	3,765,647	225,583
Series 2020-150, Class IO	0.971	12-16-62	1,038,640	68,547
Series 2020-170, Class IO	0.836	11-16-62	486,010	30,506
Series 2020-92, Class IO	0.870	02-16-62	729,512	43,529
Series 2021-10, Class IO	0.995	05-16-63	400,302	30,580
Series 2021-11, Class IO	1.022	12-16-62	11,346,308	828,369
Series 2021-203, Class IO	0.867	07-16-63	5,298,202	333,128
Series 2021-220, Class IO	0.829	12-16-63	5,009,248	302,016
Series 2021-3, Class IO	0.871	09-16-62	1,946,625	120,712
Series 2021-47, Class IO	0.992	03-16-61	4,387,645	285,884
Series 2022-144, Class IO	0.531	10-16-64	19,965,611	932,542
Series 2022-150, Class IO	0.823	06-16-64	5,312,265	288,923
Series 2022-181, Class IO	0.722	07-16-64	2,353,617	137,026
Series 2022-221, Class IO	0.844	06-16-64	6,672,216	420,635
Series 2022-57, Class IO	0.756	09-16-63	2,774,017	132,344
Series 2023-105, Class IO	0.749	07-16-65	5,509,325	313,901
Series 2023-177, Class IO	0.857	06-16-65	7,466,239	418,311
Series 2023-197, Class IO	1.244	09-16-65	7,231,678	582,638
Series 2023-30, Class IO	1.001	11-16-64	2,883,337	184,368
Series 2023-33, Class IO	0.931	05-16-63	4,437,898	304,265
Series 2023-36, Class IO	0.935	10-16-64	7,932,533	461,568
Series 2023-62, Class IO	0.939	02-16-65	4,823,999	291,223
Series 2023-91, Class IO	0.876	04-16-65	4,417,222	293,854
Series 2024-135, Class IO	0.833	11-16-66	14,345,841	851,975
Series 2024-179, Class XI IO	0.831	12-16-66	13,667,887	930,708
Series 2024-193, Class IO	0.701	12-16-66	15,923,901	950,537
Series 2024-194, Class IO	0.961	08-16-67	12,763,621	909,593
Series 2025-128, Class IO	0.926	09-16-67	12,660,060	987,985
Series 2025-3, Class IO	0.849	04-16-67	13,041,209	859,011
Series 2025-35, Class IO	0.763	09-16-66	15,753,065	873,479

Series 2025-73, Class IO	0.675	08-16-67	15,767,194	916,001
Asset-backed securities 51.0%				$162,932,878
(Cost $161,969,790)
Asset-backed securities 51.0%				162,932,878
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	309,587	284,216
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	536,342
Series 2024-SFR1, Class A (A)	4.290	07-17-41	120,000	117,808
Series 2024-SFR2, Class A (A)	4.150	11-17-41	2,113,000	2,061,921
Series 2025-SFR1, Class A (A)	3.655	06-17-42	757,000	720,017
Series 2025-SFR2, Class A (A)	4.275	11-17-42	319,000	309,618
Series 2026-SFR1, Class A (A)	3.775	04-17-43	1,256,000	1,185,221
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	2,542,865	2,487,122
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	100,000	101,643
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,479,667	3,223,160
25	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Canon Music Issuer Trust
Series 2026-1A, Class A (A)	5.521	05-01-76	1,104,000	$1,103,225
Capital Automotive REIT
Series 2024-3A, Class A1 (A)	4.400	10-15-54	932,593	893,386
CarMax Auto Owner Trust
Series 2026-2, Class A3	4.220	06-16-31	3,185,000	3,171,366
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,035,549	2,041,525
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	875,981	867,994
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,831,286	1,529,873
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,876,512	1,493,318
CLI Funding IX LLC
Series 2025-1A, Class A (A)	5.350	06-20-50	2,640,155	2,634,337
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,732,873	1,625,911
Series 2020-3A, Class A (A)	2.070	10-18-45	272,062	255,072
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	627,952	580,768
Series 2022-1A, Class A (A)	2.720	01-18-47	789,880	726,350
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	1,525,000	1,525,852
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	1,400,000	1,409,657
Series 2025-1A, Class A1 (A)	5.316	05-25-50	1,374,000	1,375,574
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	579,000	582,323
Concord Music Royalties LLC
Series 2025-2A, Class A (A)	5.785	07-20-75	1,293,000	1,294,642
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	1,966,000	1,995,038
Series 2025-4A, Class A2 (A)	5.522	12-20-55	994,000	1,000,581
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	1,893,000	1,855,190
Series 2024-2A, Class A2 (A)	4.500	05-20-49	2,240,000	2,174,162
DataBank Issuer LLC
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,356,000	1,342,992
Series 2026-1A, Class A2 (A)	5.811	02-25-56	1,543,000	1,540,189
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,018,425	1,008,894
Series 2025-1A, Class A2I (A)	4.891	08-20-55	889,530	879,956
Series 2025-1A, Class A2II (A)	5.165	08-20-55	950,225	939,220
Series 2026-1A, Class A2I (A)	5.200	05-20-56	1,126,000	1,126,000
Series 2026-1A, Class A2II (A)	5.432	05-20-56	1,934,000	1,934,000
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	1,229,000	1,207,726
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	682,560	655,283
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,862,338	1,768,749
Series 2025-1A, Class A2I (A)	4.930	07-25-55	762,000	756,035
Series 2025-1A, Class A2II (A)	5.217	07-25-55	885,000	874,929
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	1,826,363	1,755,195
Series 2021-1A, Class A2 (A)	2.791	10-20-51	1,755,120	1,629,645
Series 2024-1A, Class A2 (A)	6.372	10-20-54	1,971,878	1,967,697
Series 2025-1A, Class A2 (A)	5.296	10-20-55	840,775	807,300
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A (A)	1.360	08-27-35	26,302	25,291
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	1,883,000	1,888,579
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	26

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	$211,518
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	441,945
Flexential Issuer LLC
Series 2025-1A, Class A2 (A)	6.030	10-25-60	999,000	996,354
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (A)	4.320	08-15-38	3,210,000	3,175,695
Ford Credit Floorplan Master Owner Trust
Series 2026-1, Class A	4.420	05-15-31	2,975,000	2,972,062
GBX Leasing LLC
Series 2026-1A, Class A (A)	5.130	02-20-56	1,597,106	1,566,934
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	250,000	253,402
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	117,805	111,681
Series 2021-1A, Class A2 (A)	2.773	04-20-29	194,405	180,578
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A4 (A)	4.580	01-15-32	2,500,000	2,506,093
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	2,143,000	2,128,451
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	62,332	60,967
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,660,000	1,642,222
Series 2023-1A, Class A2 (A)	5.687	05-20-53	1,825,000	1,832,926
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	1,300,812	1,265,926
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	1,317,325	1,330,805
Series 2025-1A, Class A2 (A)	5.610	08-16-55	2,137,845	2,160,009
Series 2026-1A, Class A2I (A)	4.952	02-15-56	2,009,963	1,981,712
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	860,000	851,783
Lyra Music Assets LP
Series 2025-1A, Class A2 (A)	5.604	09-20-65	1,577,256	1,581,824
MetroNet Infrastructure Issuer LLC
Series 2025-4A, Class A2 (A)	5.163	12-20-55	824,000	820,840
Series 2026-1A, Class A2 (A)	5.273	04-20-56	1,215,000	1,217,402
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	53,134	49,907
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	86,397	87,827
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A (A)	1.220	07-15-69	22,437	21,187
Series 2020-IA, Class A1A (A)	1.330	04-15-69	101,743	93,221
Series 2021-FA, Class A (A)	1.110	02-18-70	478,480	425,147
Navient Refinance Loan Trust
Series 2026-A, Class A (A)	4.500	01-18-56	2,072,415	2,037,826
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	119,981	101,837
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,098,603	2,007,093
Series 2022-1A, Class A2 (A)	3.695	01-30-52	895,263	849,031
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,857,000	2,382,024
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,297,000	789,549
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,603,000	1,591,204
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (A)	5.482	01-20-51	1,406,000	1,382,211
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	1,406,000	1,373,005
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	2,219,438	2,254,908
27	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
ServiceMaster Funding LLC
Series 2021-1, Class A2II (A)	3.113	07-30-51	1,509,652	$1,296,662
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,211,250	1,154,615
Series 2024-1A, Class A2 (A)	6.174	01-25-54	896,368	917,277
Sesac Finance LLC
Series 2025-1, Class A2 (A)	5.500	07-25-55	1,575,000	1,534,196
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	299,854	275,441
Series 2021-D, Class A1A (A)	1.340	03-17-53	83,866	79,736
Series 2023-A, Class A1A (A)	5.380	01-15-53	95,703	96,267
Series 2023-C, Class A1A (A)	5.670	11-15-52	87,715	88,877
Series 2024-A, Class A1A (A)	5.240	03-15-56	1,372,411	1,381,719
Series 2024-E, Class A1A (A)	5.090	10-16-56	1,098,208	1,100,439
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	1,943,435	1,927,433
Series 2020-1A, Class A2II (A)	4.336	01-20-50	1,234,675	1,177,285
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,417,607	1,321,286
Sprite, Ltd.
Series 2026-1, Class A (A)	5.227	03-15-41	1,347,937	1,319,630
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,205,640	1,213,026
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,116,990	1,122,667
Series 2024-3A, Class A23 (A)	5.914	07-30-54	2,186,700	2,098,304
Summit Issuer LLC
Series 2025-1A, Class A2 (A)	5.208	11-20-55	1,187,000	1,182,328
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	468,000	465,371
Series 2025-1A, Class A2 (A)	5.036	03-25-55	2,383,000	2,329,807
Series 2025-2A, Class A21 (A)	5.121	10-25-55	1,643,000	1,612,587
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	1,745,000	1,720,929
Series 2025-1A, Class A2II (A)	5.049	08-25-55	2,268,000	2,220,024
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,046,400	1,002,571
Series 2021-1A, Class A (A)	1.650	02-20-46	869,833	791,486
T-Mobile US Trust
Series 2026-1A, Class A (A)	4.250	10-21-30	1,310,000	1,306,779
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	419,930	401,182
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	1,609,878	1,589,537
Triton Container Finance IX LLC
Series 2026-1A, Class A (A)	5.260	05-20-51	1,275,000	1,269,781
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,306,200	1,229,392
Series 2021-1A, Class A (A)	1.860	03-20-46	1,057,171	975,739
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,121,000	1,133,442
Series 2025-2A, Class A2 (A)	5.177	01-20-56	427,000	421,724
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	1,145,000	1,097,209
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	1,114,000	1,084,504
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	273,762	262,693
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	1,570,000	1,594,143
Series 2025-9, Class A1A	3.960	10-21-30	1,132,000	1,127,807
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,890,805	1,745,440
Willis Engine Structured Trust IX
Series 2025-B, Class A (A)	5.159	12-15-50	1,020,120	1,009,443
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	28

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Willis Engine Structured Trust VIII
Series 2025-A, Class A (A)	5.582	06-15-50	800,508	$804,207
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	3,278,080	3,183,381
Series 2024-1A, Class A2 (A)	5.858	12-05-54	2,697,000	2,723,444
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	885,825	843,877
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	1,678,000	1,691,193

	Yield (%)	Shares	Value
Short-term investments 3.1%			$9,939,802
(Cost $9,939,891)
Short-term funds 3.1%			9,939,802
John Hancock Collateral Trust (E)	3.5217(F)	993,911	9,939,802

Total investments (Cost $323,925,626) 101.6%	$324,447,182
Other assets and liabilities, net (1.6%)	(5,132,626)
Total net assets 100.0%	$319,314,556

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $270,469,298 or 84.7% of the portfolio’s net assets as of 5-31-26.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 5-31-26.
29	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 5-31-26

	Managed Account Shares Bond Completion Portfolio	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Assets
Unaffiliated investments, at value	$1,062,616	$502,070,242	$184,887,218	$19,211,605	$314,507,380
Affiliated investments, at value	18,228	6,131,596	2,281,824	604,724	9,939,802
Total investments, at value	1,080,844	508,201,838	187,169,042	19,816,329	324,447,182
Cash	82	—	—	—	—
Dividends and interest receivable	5,751	6,398,857	2,859,957	325,886	1,142,953
Receivable for fund shares sold	—	504,697	160,311	—	307,156
Receivable for investments sold	—	—	209,912	—	689,405
Receivable from affiliates	—	26,471	9,874	687	16,421
Other assets	13,811	31,214	20,328	13,350	22,706
Total assets	1,100,488	515,163,077	190,429,424	20,156,252	326,625,823
Liabilities
Distributions payable	4,144	2,301,672	1,035,945	82,190	1,107,511
Payable for investments purchased	—	2,744,123	319,200	—	3,269,382
Payable for delayed delivery securities purchased	—	—	—	—	2,543,842
Payable for fund shares repurchased	—	557,498	318,182	—	344,279
Payable to affiliates
Investment management fees	961	—	—	—	—
Accounting and legal services fees	62	26,931	9,885	1,144	16,139
Trustees’ fees	2	723	252	33	401
Other liabilities and accrued expenses	14,879	38,705	26,497	15,628	29,713
Total liabilities	20,048	5,669,652	1,709,961	98,995	7,311,267
Net assets	$1,080,440	$509,493,425	$188,719,463	$20,057,257	$319,314,556
Net assets consist of
Paid-in capital	$1,105,387	$509,341,158	$196,616,302	$20,076,241	$318,484,631
Total distributable earnings (loss)	(24,947)	152,267	(7,896,839)	(18,984)	829,925
Net assets	$1,080,440	$509,493,425	$188,719,463	$20,057,257	$319,314,556
Unaffiliated investments, at cost	$1,078,899	$498,995,740	$183,738,424	$19,424,305	$313,985,735
Affiliated investments, at cost	18,218	6,131,665	2,281,832	604,788	9,939,891
Total investments, at cost	1,097,117	505,127,405	186,020,256	20,029,093	323,925,626
Net asset value per share
Based on net asset values and shares outstanding-the portfolio has an unlimited number of shares authorized with no par value.
Net assets	$1,080,440	$509,493,425	$188,719,463	$20,057,257	$319,314,556
Shares outstanding	110,665	57,716,306	22,369,054	2,007,592	33,719,329
Net asset value per share	$9.76	$8.83	$8.44	$9.99	$9.47
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	30

STATEMENTS OF OPERATIONS For the year ended 5-31-26

	Managed Account Shares Bond Completion Portfolio	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Investment income
Interest	$51,923	$23,524,007	$10,710,716	$1,049,534	$11,640,062
Dividends from affiliated investments	612	132,837	85,092	15,655	188,275
Dividends from unaffiliated investments	—	—	30,049	—	—
Total investment income	52,535	23,656,844	10,825,857	1,065,189	11,828,337
Expenses
Investment management fees	6,850	2,755,785	1,017,714	125,236	1,513,655
Accounting and legal services fees	194	78,034	28,775	3,550	42,763
Trustees’ fees	16	10,621	3,824	484	5,724
Custodian fees	11,443	59,582	36,729	12,625	42,492
State registration fees	26,730	38,343	29,921	23,340	32,551
Printing and postage	15,265	16,719	16,747	13,914	16,014
Professional fees	47,725	54,278	51,629	39,367	50,307
Other	7,547	17,216	11,694	9,088	13,091
Total expenses	115,770	3,030,578	1,197,033	227,604	1,716,597
Less expense reductions	(115,765)	(3,028,215)	(1,196,132)	(227,493)	(1,715,353)
Net expenses	5	2,363	901	111	1,244
Net investment income	52,530	23,654,481	10,824,956	1,065,078	11,827,093
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,289)	1,801,672	(2,155,484)	34,064	772,390
Affiliated investments	(8)	(722)	(828)	(171)	177
	(1,297)	1,800,950	(2,156,312)	33,893	772,567
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	11,927	3,107,287	2,419,040	296,461	(2,226,466)
Affiliated investments	10	(95)	(34)	(69)	(194)
	11,937	3,107,192	2,419,006	296,392	(2,226,660)
Net realized and unrealized gain (loss)	10,640	4,908,142	262,694	330,285	(1,454,093)
Increase in net assets from operations	$63,170	$28,562,623	$11,087,650	$1,395,363	$10,373,000
31	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Account Shares Bond Completion Portfolio		Managed Account Shares Investment-Grade Corporate Bond Portfolio		Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
	Year ended 5-31-26	Year ended 5-31-25	Year ended 5-31-26	Year ended 5-31-25	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$52,530	$51,492	$23,654,481	$19,149,084	$10,824,956	$7,185,483
Net realized gain (loss)	(1,297)	(5,635)	1,800,950	502,284	(2,156,312)	(37,290)
Change in net unrealized appreciation (depreciation)	11,937	10,633	3,107,192	(579,292)	2,419,006	(1,638,052)
Increase in net assets resulting from operations	63,170	56,490	28,562,623	19,072,076	11,087,650	5,510,141
Distributions to shareholders
From earnings	(53,124)	(52,026)	(24,340,315)	(19,539,909)	(11,140,190)	(7,419,767)
Total distributions	(53,124)	(52,026)	(24,340,315)	(19,539,909)	(11,140,190)	(7,419,767)
From portfolio share transactions	17,753	61,816	102,984,205	165,370,621	52,449,873	79,088,371
Total increase (decrease)	27,799	66,280	107,206,513	164,902,788	52,397,333	77,178,745
Net assets
Beginning of year	1,052,641	986,361	402,286,912	237,384,124	136,322,130	59,143,385
End of year	$1,080,440	$1,052,641	$509,493,425	$402,286,912	$188,719,463	$136,322,130
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	32

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Managed Account Shares Non- Investment-Grade Municipal Bond Portfolio		Managed Account Shares Securitized Debt Portfolio
	Year ended 5-31-26	Year ended 5-31-25	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$1,065,078	$1,007,565	$11,827,093	$8,303,904
Net realized gain (loss)	33,893	67,404	772,567	530,572
Change in net unrealized appreciation (depreciation)	296,392	(839,197)	(2,226,660)	2,997,743
Increase in net assets resulting from operations	1,395,363	235,772	10,373,000	11,832,219
Distributions to shareholders
From earnings	(999,077)	(1,047,653)	(11,782,901)	(8,248,169)
Total distributions	(999,077)	(1,047,653)	(11,782,901)	(8,248,169)
From portfolio share transactions	—	6,241	114,879,502	73,322,390
Total increase (decrease)	396,286	(805,640)	113,469,601	76,906,440
Net assets
Beginning of year	19,660,971	20,466,611	205,844,955	128,938,515
End of year	$20,057,257	$19,660,971	$319,314,556	$205,844,955
33	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

Period ended	5-31-26	5-31-25	5-31-24[1]
Per share operating performance
Net asset value, beginning of period	$9.67	$9.62	$10.00
Net investment income[2]	0.48	0.49	0.21
Net realized and unrealized gain (loss) on investments	0.09	0.05	(0.39)
Total from investment operations	0.57	0.54	(0.18)
Less distributions
From net investment income	(0.48)	(0.49)	(0.20)
Net asset value, end of period	$9.76	$9.67	$9.62
Total return (%)[3]	5.97	5.65	(1.76)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	10.65	14.05	14.21[5]
Expenses including reductions	—[6]	—[6]	—[5,6]
Net investment income	4.83	4.94	4.80[7]
Portfolio turnover (%)	33	52	10

[1]	Period from 12-18-23 (commencement of operations) to 5-31-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Less than 0.005%.
[7]	Annualized.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$8.72	$8.64	$8.54	$8.97	$10.34
Net investment income[1]	0.48	0.49	0.48	0.40	0.29
Net realized and unrealized gain (loss) on investments	0.13	0.09[2]	0.11	(0.39)	(1.24)
Total from investment operations	0.61	0.58	0.59	0.01	(0.95)
Less distributions
From net investment income	(0.50)	(0.50)	(0.49)	(0.44)	(0.39)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(0.50)	(0.50)	(0.49)	(0.44)	(0.42)
Net asset value, end of period	$8.83	$8.72	$8.64	$8.54	$8.97
Total return (%)[3]	7.04	6.82	7.14	0.19	(9.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$509	$402	$237	$97	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	0.70	0.74	0.85	0.91
Expenses including reductions	—[4]	—[4]	—[4]	—[4]	—[4]
Net investment income	5.41	5.59	5.64	4.72	2.90
Portfolio turnover (%)	37	47	41	42	40

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	34

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$8.41	$8.41	$8.07	$8.77	$9.85
Net investment income[1]	0.57	0.59	0.59	0.52	0.45
Net realized and unrealized gain (loss) on investments	0.05	0.02[2]	0.34	(0.65)	(1.01)
Total from investment operations	0.62	0.61	0.93	(0.13)	(0.56)
Less distributions
From net investment income	(0.59)	(0.61)	(0.59)	(0.57)	(0.52)
Net asset value, end of period	$8.44	$8.41	$8.41	$8.07	$8.77
Total return (%)[3]	7.52	7.44	11.99	(1.35)	(5.98)
Ratios and supplemental data
Net assets, end of period (in millions)	$189	$136	$59	$39	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.78	0.94	0.98	0.92
Expenses including reductions	—[4]	—[4]	—[4]	—[4]	—[4]
Net investment income	6.70	7.01	7.19	6.32	4.76
Portfolio turnover (%)	61	43	56	87	35

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than 0.005%.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

Period ended	5-31-26	5-31-25	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$9.79	$10.20	$9.84	$10.00
Net investment income[2]	0.53	0.50	0.51	0.13
Net realized and unrealized gain (loss) on investments	0.17	(0.39)	0.33	(0.16)
Total from investment operations	0.70	0.11	0.84	(0.03)
Less distributions
From net investment income	(0.50)	(0.48)	(0.48)	(0.13)
From net realized gain	—	(0.04)	—	—
Total distributions	(0.50)	(0.52)	(0.48)	(0.13)
Net asset value, end of period	$9.99	$9.79	$10.20	$9.84
Total return (%)[3]	7.29	0.99	8.73	(0.29)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.13	1.07	1.59[5]
Expenses including reductions	—[6]	—[6]	—[6]	—[5]
Net investment income	5.36	4.89	5.10	4.34[7]
Portfolio turnover (%)	16	30	13	19

[1]	Period from 2-8-23 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Less than 0.005%.
[7]	Annualized.
35	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$9.50	$9.26	$9.06	$9.33	$10.17
Net investment income[1]	0.47	0.45	0.40	0.36	0.24
Net realized and unrealized gain (loss) on investments	(0.03)	0.23	0.19	(0.28)	(0.84)
Total from investment operations	0.44	0.68	0.59	0.08	(0.60)
Less distributions
From net investment income	(0.47)	(0.44)	(0.39)	(0.35)	(0.23)
From net realized gain	—	—	—	—	(0.01)
Total distributions	(0.47)	(0.44)	(0.39)	(0.35)	(0.24)
Net asset value, end of period	$9.47	$9.50	$9.26	$9.06	$9.33
Total return (%)[2]	4.67	7.44	6.64	0.87	(5.98)
Ratios and supplemental data
Net assets, end of period (in millions)	$319	$206	$129	$80	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.74	0.80	0.83	0.93
Expenses including reductions	—[3]	—[3]	—[3]	—[3]	—
Net investment income	4.92	4.73	4.36	3.97	2.39
Portfolio turnover (%)	28	27	40	53	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	36

Notes to financial statements
Note 1—Organization
John Hancock Managed Account Shares Bond Completion Portfolio, John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (collectively, John Hancock Managed Account Shares Portfolios, or the Portfolios, and individually, Portfolio) are each a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective for each portfolio, except for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek high level of current income consistent with prudent investment risk. The investment objective for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek a high level of interest income exempt from federal income tax.
Shares of the portfolios may be purchased only by or on behalf of separately managed account clients where the portfolios’ subadvisor or an affiliate of the subadvisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker dealer), or directly with the client, to provide management or advisory services to the managed account.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$891,624	—	$891,624	—
Corporate bonds	170,992	—	170,992	—
37	JOHN HANCOCK MANAGED ACCOUNT SHARES |

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio (continued)
Short-term investments	$18,228	$18,228	—	—
Total investments in securities	$1,080,844	$18,228	$1,062,616	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$499,026,039	—	$499,026,039	—
Municipal bonds	300,080	—	300,080	—
Term loans	2,744,123	—	2,744,123	—
Short-term investments	6,131,596	$6,131,596	—	—
Total investments in securities	$508,201,838	$6,131,596	$502,070,242	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$181,096,931	—	$181,096,931	—
Term loans	3,364,149	—	3,364,149	—
Asset-backed securities	37,235	—	37,235	—
Common stocks	12,011	—	—	$12,011
Preferred securities	376,892	$376,892	—	—
Short-term investments	2,281,824	2,281,824	—	—
Total investments in securities	$187,169,042	$2,658,716	$184,498,315	$12,011

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$19,211,605	—	$19,211,605	—
Short-term investments	604,724	$604,724	—	—
Total investments in securities	$19,816,329	$604,724	$19,211,605	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$151,574,502	—	$151,574,502	—
Asset-backed securities	162,932,878	—	162,932,878	—
Short-term investments	9,939,802	$9,939,802	—	—
Total investments in securities	$324,447,182	$9,939,802	$314,507,380	—
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term
| JOHN HANCOCK MANAGED ACCOUNT SHARES	38

loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios’ ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios’ failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios’ income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios’ exposure to such investments is substantial, it could impair the portfolios’ ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended May 31, 2026, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended May 31, 2026 were as follows:
Portfolio	Commitment fee
Managed Account Shares Bond Completion Portfolio	$6
Managed Account Shares Investment-Grade Corporate Bond Portfolio	2,198
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	791
39	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Portfolio	Commitment fee
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	$103
Managed Account Shares Securitized Debt Portfolio	1,159
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2026, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of May 31, 2026:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Account Shares Bond Completion Portfolio	$2,448	$6,071
Managed Account Shares Investment-Grade Corporate Bond Portfolio	587,410	1,354,830
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	3,651,444	4,749,666
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	26,183	—
Managed Account Shares Securitized Debt Portfolio	31,024	97,718
As of May 31, 2026, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on May 31, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Account Shares Bond Completion Portfolio	$1,097,419	$1,744	$(18,319)	$(16,575)
Managed Account Shares Investment-Grade Corporate Bond Portfolio	506,108,658	5,779,543	(3,686,363)	2,093,180
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	186,483,491	2,027,944	(1,342,393)	685,551
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	19,877,465	739,676	(800,812)	(61,136)
Managed Account Shares Securitized Debt Portfolio	323,983,152	3,953,364	(3,489,334)	464,030
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended May 31, 2026 was as follows:
Portfolio	Ordinary Income	Exempt Income	Total
Managed Account Shares Bond Completion Portfolio	$53,124	—	$53,124
Managed Account Shares Investment-Grade Corporate Bond Portfolio	24,340,315	—	24,340,315
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	11,140,190	—	11,140,190
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	40,398	$958,679	999,077
Managed Account Shares Securitized Debt Portfolio	11,782,901	—	11,782,901
The tax character of distributions for the year ended May 31, 2025 was as follows:
Portfolio	Ordinary Income	Exempt Income	Long Term Capital Gains	Total
Managed Account Shares Bond Completion Portfolio	$52,026	—	—	$52,026
Managed Account Shares Investment-Grade Corporate Bond Portfolio	19,539,909	—	—	19,539,909
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	7,419,767	—	—	7,419,767
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	35,542	$945,744	$66,367	1,047,653
Managed Account Shares Securitized Debt Portfolio	8,248,169	—	—	8,248,169
As of May 31, 2026, the components of distributable earnings on a tax basis were as follows:
| JOHN HANCOCK MANAGED ACCOUNT SHARES	40

Portfolio	Undistributed Ordinary Income	Undistributed Exempt Interest
Managed Account Shares Bond Completion Portfolio	$4,291	—
Managed Account Shares Investment-Grade Corporate Bond Portfolio	2,302,999	—
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	854,665	—
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	—	$150,525
Managed Account Shares Securitized Debt Portfolio	1,602,148	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable, and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.63% of the portfolios’ average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive or reimburse 100% of the portfolios’ operating expenses. Expenses, means all expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, borrowing costs, acquired fund fees and expenses paid indirectly. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the portfolios and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The portfolios are an integral part of a separately managed account program, and the portfolios’ manager, the portfolios’ subadvisor or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. Participants in a separately managed account program pay a “wrap” fee to the sponsor of the program. Participants pay no additional fees or expenses to purchase shares of the portfolios.
For the year ended May 31, 2026, the expense reductions described above amounted to the following:

Portfolio	Expense Reductions
Managed Account Shares Bond Completion Portfolio	$115,765
Managed Account Shares Investment-Grade Corporate Bond Portfolio	3,028,215
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	1,196,132
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	227,493
Managed Account Shares Securitized Debt Portfolio	1,715,353
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2026, were equivalent to a net annual effective rate of 0.00% of each portfolio’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended May 31, 2026, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets. For the year ended May 31, 2026, these fees have been waived by the Advisor.
Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John
41	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, based on the average daily net assets. For the year ended May 31, 2026, the portfolios did not incur any transfer agent fees.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended May 31, 2026 and 2025 were as follows:
	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Managed Account Shares Bond Completion Portfolio
Sold	2,432	$24,246	6,404	$62,766
Repurchased	(657)	(6,493)	(99)	(950)
Net increase	1,775	$17,753	6,305	$61,816
Total net increase	1,775	$17,753	6,305	$61,816

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Sold	19,291,207	$171,684,965	29,372,561	$258,765,946
Repurchased	(7,728,925)	(68,700,760)	(10,696,252)	(93,395,325)
Net increase	11,562,282	$102,984,205	18,676,309	$165,370,621
Total net increase	11,562,282	$102,984,205	18,676,309	$165,370,621

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Sold	9,244,289	$78,747,517	12,896,140	$110,121,606
Repurchased	(3,091,866)	(26,297,644)	(3,713,453)	(31,033,235)
Net increase	6,152,423	$52,449,873	9,182,687	$79,088,371
Total net increase	6,152,423	$52,449,873	9,182,687	$79,088,371

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Sold	—	—	599	$6,241
Net increase	—	—	599	$6,241
Total net increase (decrease)	—	—	599	$6,241

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Managed Account Shares Securitized Debt Portfolio
Sold	15,956,385	$152,128,534	12,279,269	$116,250,606
Repurchased	(3,905,323)	(37,249,032)	(4,542,257)	(42,928,216)
Net increase	12,051,062	$114,879,502	7,737,012	$73,322,390
Total net increase	12,051,062	$114,879,502	7,737,012	$73,322,390
Affiliates of the portfolios owned 100% of shares of Managed Account Shares Bond Completion Portfolio and Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio on May 31, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended May 31, 2026:
| JOHN HANCOCK MANAGED ACCOUNT SHARES	42

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Managed Account Shares Bond Completion Portfolio	$258,495	$101,176	$253,325	$116,036
Managed Account Shares Investment-Grade Corporate Bond Portfolio	—	256,970,208	—	158,340,869
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	—	147,679,974	—	95,730,780
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	—	3,045,742	—	3,468,441
Managed Account Shares Securitized Debt Portfolio	—	178,372,644	—	66,490,720
Note 7—Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio’s assets are economically tied to a single or small number of industries or sectors of the economy, the portfolio will be less diversified than a more broadly diversified portfolio, and it may cause the portfolio to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the portfolio’s NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	1,823	$26,529	$270,541	$(278,844)	$(8)	$10	$612	—	$18,228
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	613,117	$460,622	$158,022,437	$(152,350,646)	$(722)	$(95)	$132,837	—	$6,131,596
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	228,166	$2,878,706	$89,504,397	$(90,100,417)	$(828)	$(34)	$85,092	—	$2,281,824
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	60,468	$226,221	$3,093,962	$(2,715,219)	$(171)	$(69)	$15,655	—	$604,724
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	993,911	$2,077,126	$122,858,447	$(114,995,754)	$177	$(194)	$188,275	—	$9,939,802
Note 9—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
43	JOHN HANCOCK MANAGED ACCOUNT SHARES |

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Strategic Series and Shareholders of John Hancock Managed Account Shares Bond Completion Portfolio, John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of each of the portfolios listed in the table below (five of the portfolios constituting John Hancock Strategic Series, hereafter collectively referred to as the “Portfolios”) as of May 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of May 31, 2026, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.
Portfolio	Statement of operations	Statements of changes in net assets	Financial Highlights
John Hancock Managed Account Shares Bond Completion Portfolio	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For the years ended May 31, 2026 and 2025 and for the period from December 18, 2023 (commencement of operations) through May 31, 2024
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For each of the five years in the period ended May 31, 2026
John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For each of the five years in the period ended May 31, 2026
John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For the years ended May 31, 2026, 2025 and 2024 and for the period from February 8, 2023 (commencement of operations) through May 31, 2023
John Hancock Managed Account Shares Securitized Debt Portfolio	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For each of the five years in the period ended May 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts July 9, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	44

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended May 31, 2026.
For Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio, 96.18% of dividends from net investment income are exempt-interest dividends.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the portfolio.
45	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, statement regarding basis for approval of investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
|	46

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-247-0278, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Managed Account Shares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5527873	JHMASA 5/26
7/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 9, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	July 9, 2026